UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06603

Performance Funds Trust
 (Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219
(Address of principal executive offices)	(Zip code)

Citi Fund Services  3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-737-3676

Date of fiscal year end:  May 31

Date of reporting period:  May 31, 2010

Item 1.  Reports to Stockholders.

Dear Shareholder:

Economic Review

While the economy continues to recover from the Great Recession, it appears that activity is slowing somewhat as a result of the expiration of several government stimulus plans, concerns over governmental deficits and other issues abroad. While some pullback in the recovery seems imminent, it is not clear, at this point, that a “double-dip” recession is in the cards.

At the most recent meeting of the Federal Open Market Committee of the Federal Reserve in Washington, members expressed their belief that the labor market is improving but at a very gradual pace. Spending by consumers and households is increasing, but Federal Reserve officials cited high unemployment, slow growth in wages, falling home prices, and tighter credit conditions as providing a headwind to further spending growth.

Although there has been a notable improvement in businesses spending on equipment, hardware, and software, other business investments are weak and employers have yet to begin adding to payrolls. Severe weakness in residential real estate continues and the Federal Reserve noted that “Housing starts remain at a depressed level.” Current conditions indicate slower economic growth in the future and bank lending continues to contract. Monetary officials concluded that “The pace of economic recovery is likely to be moderate for a time.”

Turning to inflation and interest rates, prices on energy and other commodities have generally been declining while underlying inflation indicators have turned lower. Coupled with the degree of slack in the global economy, the Committee expects that “Inflation is likely to be subdued for some time” and that short-term interest rates will remain at “Exceptionally low levels ... for an extended period.”

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Funds are distributed through BHIL Distributors, Inc., member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the year ended May 31, 2010. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Annual Report — May 31, 2010

Performance Funds Trust

Portfolio Review
Performance Money Market Fund

The seven-day yield on the Performance Money Market Fund (the “Fund”) ended the fiscal year at 0.03%. The total return for the year ended May 31, 2010 was 0.05%1 (Institutional Class Shares). As you can tell by these numbers, there is not much to get excited about in the very short end of the yield curve. The Federal Reserve continues to keep the Fed Funds target rate at essentially zero in an effort to keep the current economic recovery moving forward. As a result, the securities that are eligible for purchase in the Fund are at historically low rate levels also. Commercial paper issuance continued to contract over the past year so the Fund placed more money in direct U.S. Treasury issues than in past years. Since the yields inside of three months are so compressed, we decided that using more Treasury and agency securities was prudent since there was not a noticeable difference in yield for the Fund. We have always stressed to the shareholder that the first duty for this Fund is the preservation of principal. I know we would all like for interest rates to return to levels that were prevalent not too many years ago, but as long as inflation is well contained and the current economic recovery is considered on shaky ground, I am afraid we are in for several more quarters of very low short term rates. When the opportunity does come for the Fund to invest in higher yielding securities, we are well positioned to take advantage of this situation.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s2 (P-1). An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Fund rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies please reference moodys.com or standardandpoors.com.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance U. S. Treasury Money Market Fund

In what continues to be a tough environment for investing in Treasury bills, the Performance U.S. Treasury Money Market Fund (the “Fund”) had a return of 0.03%1 for the fiscal year. Interest rates in the bill portion of the Treasury curve continue to be at historical lows. For example, the three-month Treasury bill traded at a high yield of 0.20% in June of 2009 and a low yield of 0.015% in November 2009. When looking at the historical graph on this security, from the beginning of October 2009 until mid-February 2010, the three-month bill was trading around 0.05% for the majority of that time. The six-month bill did not fare much better, trading at a high yield of 0.35% at the end of June 2009 and a low yield of 0.13% in January 2010. Several factors continue to depress the very short end of the curve. The main factor being, the essentially zero interest rate policy the Federal Reserve continues to use in an effort to keep current economic growth sustained. As long as this policy is in effect, it will keep the very short end of the yield curve depressed. Plus, there have been several “flight to quality” events during the past year where investors only worry about return of principal and not return on principal. The latest such event is the sovereign debt issues that are currently plaguing the European Union and its members. U.S. Treasuries, especially Treasury bills, are still considered the safest asset class in a time of uncertainty.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of those fees, total return for ther period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Short Term Government Income Fund

The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 1.81% (Institutional Class Shares) for the fiscal year ended May 31, 2010. Yields continue to be depressed on the short end of the yield curve as the Federal Reserve continues to keep the Fed Funds target rate pegged at essentially zero. The U.S. Treasury two-year note average yield over the past twelve months was 0.95%. Short-term securities also traded in a very narrow range for the majority of the past year. Volatility continues to be high as events around the globe send investors running for the safety of U.S. government debt. The most recent event has been the sovereign debt crisis that has struck some of the European Union members. Two-year Treasury notes were actually trading above 1.15% at the beginning of April, but as the news from Greece and other countries seemed to get worse by the day, the two-year period ended the month of May yielding 0.77%, an almost forty basis point move in less than two months. These yield swings were quite common during the past year as mixed economic news in the U.S. sent investors back and forth from risky to less risky assets with the release of any good or bad economic data. There were eight times over the past year where these securities moved more than 25 basis points (0.25%) in less than a month’s time. For a security that only managed to provide an average yield of 0.95%, you can see how extreme these moves could be. We can expect to see more of the same going forward as the economic data will probably continue to be mixed, at best, and even the most optimistic of economists do not see the Federal Reserve moving the Fed Funds upward until solid job growth emerges and the unemployment rate begins to decline.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Short Term Government Income Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	1.72%	3.34%	3.64%
Class A Shares — with Sales Charge*	-1.35%	2.72%	3.32%
Institutional Class Shares	1.81%	3.51%	3.86%
Bank of America 1-3 Year U.S. Treasury/Agency Index	2.19%	4.30%	4.55%
*	Reflects maximum sales charge of 3.00%.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares and Institutional Class Shares are 0.93% and 0.75%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bank of America (formerly “Merrill Lynch”) 1-3 Year U.S. Treasury/Agency Index (“Index”), an unmanaged index comprised of U.S. Treasury issues, debt of U.S. Government agencies and corporate debt guaranteed by the U.S. Government. Maturities of the securities range from one to three years. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Intermediate Term Income Fund

For the twelve-month period ended May 31, 2010, the Performance Intermediate Term Income Fund (the “Fund”) returned 6.67%1 for the Institutional Class shareholders. Share price, as measured by net asset value, rose from $10.59 on May 31, 2009 to $10.84 on May 31, 2010. The Fund’s objective is to seek total return with a bias towards current income, by investing primarily in U. S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, Corporates were the best performing asset class returning 2.78% followed by Mortgage-Backed Securities 1.84%, U.S. Agencies 1.27%, and U.S. Treasuries 1.21%. Bond yields, as measured by the 30-year Treasury bond, for the last six months rose from 4.19% to 4.21%. Short-term yields, as measured by the 2-year Treasury note, rose from 0.67% to 0.77% on May 31, 2010. Thus, the spread narrowed 8 basis points, reflecting investors’ expectations of benign inflation. For the year ended May 31, 2010, U. S. Agencies returned 4.79%, U. S. Treasuries 4.50%, U.S. Mortgage-Backed Securities 6.41%, and Corporates 16.60%.

While the U.S. Government market benefited from the growing concerns with the European sovereign debt market in recent months, investors are understandably more concerned with the long-term impact with regard to a global economic recovery. Present credit market conditions are nowhere near as stressed as they were during the 2008-2009 global financial meltdown, but the Greek debt crisis does raise questions as to how quickly the markets, both domestic and global, can recover as higher borrowing costs and tighter credit slow economic growth.

As we enter the third year of this credit crisis, the government has ended many of its stimulus packages and has sought more governance and regulation in the financial system. Inflation recently fell to its lowest level in forty-four years while surging in emerging economies. Housing and jobs both will play key parts in the timing and path of an eventual economic recovery.

Signed,

Robert H. Spaulding
First Vice President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Intermediate Term Income Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	6.47%	5.10%	5.98%
Class A Shares — with Sales Charge*	0.85%	3.96%	5.41%
Institutional Class Shares	6.67%	5.28%	6.20%
Bank of America Gov’t./Corp. Master Index	8.94%	4.99%	6.47%
*	Reflects maximum sales charge of 5.25%.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.04% and 0.85%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Bank of America (formerly “Merrill Lynch”) Government/Corporate Master Index (“Index”), an unmanaged index, which is generally representative of the performance of corporate and U.S. Government bonds. The Index does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Strategic Dividend Fund

The market rebound that began in March 2009 continued strongly through April of 2010, with markets regaining a substantial portion of the losses that were experienced during the second half of 2008. However, concerns over contagion from Europe, increasing levels of sovereign debt, and persistent unemployment gave investors pause in May of 2010 and caused markets to decline entering summer. During these last twelve months, the Performance Strategic Dividend Fund (the “Fund”) produced positive returns that were generally in line with the S&P 500 Index1 but behind the Fund’s Dow Jones Select Dividend Index2 benchmark, as the Fund gained 20.90%3 (Institutional Class Shares), while the S&P 500 returned 20.98% and the Dow Jones Select Dividend Index rose 29.25%. The Fund remains ahead of both the S&P 500 Index and the Dow Jones Select Dividend Index since its November 2004 inception, having produced an annualized return of 2.44% (Institutional Class Shares) versus negative returns for both the S&P 500 Index and the Dow Jones Select Dividend Index.

While virtually all economic sectors produced positive returns during the year ended May 31, 2010, sector selection remained important as the differential between the best performing (Consumer Discretionary) and worst performing sector (Telecommunications) was in excess of 40%. Given lingering concerns over economic fundamentals, the Fund remains underweight the Technology, Consumer Discretionary, and Financial sectors, and overweight Materials, Energy and Utilities. Our approach continues to favor those sectors that supply essential goods and services and underweight those that are more discretionary in nature. Our underweight of the Technology and Consumer Discretionary adversely affected performance as the Consumer Discretionary sector was the best performing during the last twelve months. However, these adverse effects were offset by outperformance in the Industrials sector and superior security selection in the Energy and Utilities sectors. As indicated in our last report, we remain cautious about the sustainability of the equity market recovery and will remain focused on capital preservation, dividend income, and those companies that will benefit in a more moderate growth environment.

Listed below are the top ten holdings of the Fund at May 31, 20104:

1.	Pimco Corporate Opportunity Fund	3.1%
2.	OGE Energy Corp.	2.9%
3.	McDonald’s Corp.	2.9%
4.	Union Pacific Corp.	2.7%
5.	CNOOC Ltd.	2.7%

6.	Enterprise Products Partners, LP	2.7%
7.	E.I. du Pont de Nemours and Co.	2.6%
8.	HCP, Inc.	2.6%
9.	Kraft Foods, Inc.	2.6%
10.	3M Co.	2.6%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and account fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2010.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Strategic Dividend Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Inception#
Class A Shares — without Sales Charge	20.79%	1.70%	2.23%
Class A Shares — with Sales Charge*	14.49%	0.60%	1.25%
Institutional Class Shares	20.90%	1.92%	2.44%
Dow Jones Select Dividend Index	29.25%	-1.81%	-1.05%
*	Reflects maximum sales charge of 5.25%.
#	Inception date of the Strategic Dividend Fund is November 9, 2004.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares and Institutional Class Shares are 1.43% and 1.25%, respectively. The net expense ratios for Class A Shares and Institutional Class Shares are 1.25% and 1.00%, respectively. Investment performance reflects contractual fee waivers in effect during the period. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Dow Jones Select Dividend Index (“Index”). The Index is comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Large Cap Equity Fund

For the twelve-month period ended May 31, 2010, the Performance Large Cap Equity Fund (the “Fund”) Institutional Class Shares returned 14.82%, lagging the Standard & Poor’s 500 Index1, which advanced 20.98%, continuing the rally off the March 2009 lows. Economic indicators such as retail sales, capacity utilization, and corporate profits improved from depressed levels, helping to bolster the rally in stocks, but additional concerns surfacing in late April regarding European sovereign debt, particularly in Greece, Spain, Portugal, and Italy, led domestic equity markets to retreat nearly -8% in May as renewed fears of the spillover effects from the ongoing financial turmoil abounded.

During the fiscal year, Information Technology, Consumer Discretionary, and the Industrial sectors led the Fund’s performance. Within Technology, Cognizant Technology Solutions Corp. and Apple, Inc. proved to be the best performing positions for the Fund. Additionally, as economic and market sentiment improved, the Fund benefitted from the announcement of two mergers. In September 2009, Affiliated Computer Services, Inc. (ACS) was purchased by Xerox Corp. (XRX), and in November 2009, Burlington Northern Santa Fe Co. (BNI) announced that Berkshire Hathaway, Inc. (BRK.A), who at the time already owned 22% of the company, planned to purchase the remaining shares of the railroad company. Cyclical and defensive stocks failed to keep up with the market as our holdings in Energy, Materials, Financials, and Utilities sectors lagged the overall market, which led to the Fund’s under-performance.

During the market decline of 2008 and early 2009, volatility, as measured by the Chicago Board Options Exchange CBOE Volatility Index, reached unprecedented levels. Over the last year, volatility readings retreated to a more normalized level as equity markets recovered, only to advance again in May 2010 as concerns surrounding European debt swelled, and equities sold off. Bear in mind that changes in volatility have not historically been predictive of the market’s future direction, but are more of a coincident indicator of the prevailing environment — market declines are typically associated with higher volatility, and market advances are generally associated with lower or falling volatility.

Listed below are the top ten holdings of the Fund as of May 31, 20102:

1.	Microsoft Corp.	3.6%
2.	International Business Machines Corp.	3.1%
3.	JPMorgan Chase & Co.	2.9%
4.	Hewlett-Packard Co.	2.8%
5.	Apple, Inc.	2.6%

6.	Oracle Corp.	2.5%
7.	Cisco Systems, Inc.	2.1%
8.	General Electric Co.	2.0%
9.	Intel Corp.	1.9%
10.	Merck & Co., Inc.	1.8%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and account fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2010.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Large Cap Equity Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	14.54%	-1.83%	-2.53%
Class A Shares — with Sales Charge*	8.48%	-2.88%	-3.06%
Class B Shares — without Sales Charge	13.77%	-2.55%	-3.13%
Class B Shares — with Sales Charge**	8.77%	-2.76%	-3.13%
Institutional Class Shares	14.82%	-1.65%	-2.32%
Standard & Poor’s 500 Index	20.98%	0.31%	-0.81%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.29%, 2.04% and 1.09%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s 500 Index (“Index”), which represents the U.S. stock market as a whole. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Mid Cap Equity Fund

For the twelve-month period ended May 31, 2010, the Performance Mid Cap Equity Fund’s (the “Fund”) Institutional Class Shares returned 25.61% compared to the Standard & Poor’s MidCap 400 Stock Index1, which rose 34.52%. As economic indicators continued to improve during the period, growth-oriented sectors, specifically Consumer Discretionary and Information Technology, acted as market leaders. In addition to these two sectors, the Materials sector recovered robustly as the group benefitted from increasing commodity prices, most notably in the metals such as gold, silver, aluminum and platinum.

The Fund directly benefitted from an increase in corporate actions as companies with cash on their balance sheets sought to improve their competitive position through acquisitions. Also aiding acquisitions were the immense levels of liquidity provided by the Federal Reserve and loosening of the tight credit conditions that prevailed in the year prior. During the period, five fund holdings were recipients of takeover offers, representing a broad range of economic sectors: Energy, Consumer Discretionary, Health Care and Materials sectors. Other notable holdings that helped fuel the Fund’s return were Netflix, Inc., Cree, Inc., F5 Networks, Inc. and Lubrizol Corp. The lag in the Fund’s return relative to the benchmark is primarily attributable to the fact that the Fund was underweight the Financial and Industrial sectors as compared to the benchmark index. These two sectors experienced strong returns in which the Fund did not fully participate.

During the fiscal year, the U.S. dollar had a remarkable rise from lows reached in late November, fueled by a relative improvement in the U.S. economy, coupled with rising concerns regarding the ability of some European countries to service their debt, which drove investors to seek the relative safety of U.S. dollars. A rising dollar dampens profits of U.S based companies who generate large portions of their revenue overseas. This proved to be less of a headwind for mid-cap stocks than large-caps, which derive a greater share of earnings internationally. Indeed, the S&P MidCap 400 Stock Index has outperformed Standard & Poor’s 500 Index2 by nearly 12% since the dollar first turned higher in November.

Listed below are the top ten holdings of the Fund as of May 31, 20103:

1.	Midcap SPDR Trust Series 1	2.9%
2.	Edwards Lifesciences Corp.	1.6%
3.	Sybase, Inc.	1.5%
4.	Henry Schein, Inc.	1.5%
5.	ResMed, Inc.	1.4%

6.	Newfield Exploration Co.	1.3%
7.	Cerner Corp.	1.2%
8.	Dollar Tree, Inc.	1.2%
9.	Netflix, Inc.	1.2%
10.	Joy Global, Inc.	1.1%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (S&P) MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the performance of the mid-range sector of the U.S stock market where the median capitalization is approximately $700 million. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2010.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Mid Cap Equity Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — without Sales Charge	25.39%	-1.18%	2.91%
Class A Shares — with Sales Charge*	18.88%	-2.24%	2.35%
Class B Shares — without Sales Charge	24.28%	-1.94%	2.28%
Class B Shares — with Sales Charge**	19.28%	-2.16%	2.28%
Institutional Class Shares	25.61%	-1.01%	3.12%
Standard & Poor’s MidCap 400 Index	34.52%	4.08%	6.18%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.36%, 2.11% and 1.17%, respectively.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Standard & Poor’s MidCap 400 Index (“Index”), which is a capitalization weighted index which measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million. The Index is unmanaged, and does not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust

PORTFOLIO REVIEW
Performance Leaders Equity Fund

For the twelve-month period ended May 31, 2010, the Performance Leaders Equity Fund’s (the “Fund”) Institutional Class Shares rose 28.54%1, outpacing the Russell 1000 Index2 benchmark which gained 22.33%. The methodology employed by the Fund discerned emerging leadership in the Consumer Discretionary and Information Technology sectors, which propelled the overall return for the fiscal year.

Nine of the Fund’s ten best performing stocks for the period came from the aforementioned sectors, with Netflix, Inc., priceline.com, Inc., Apple, Inc., Williams-Sonoma, Inc., Amazon.com, Inc., and Starbucks Corp. being particularly noteworthy as beneficiaries of renewed consumer spending. As the strong market rally, which began in March 2009, continued throughout this fiscal year, the Fund locked on to the main market theme—the stabilization of the economy and specifically the consumer. Financial stocks acted as the largest drag to the Fund’s performance as we continued to underweight this sector of the economy.

In this writing last year, we noted that the Fund had struggled to identify the new leadership emerging out of the market lows of March 2009. That condition reversed during this fiscal year, as evidenced by the Fund’s relative outperformance, and was driven by the growing positions in the Consumer Discretionary and Information Technology sectors, which were identified by the Fund’s methodology as the new market leaders and eventually accounted for over 50% of the Fund’s overall allocation. We would like to again stress that the selection strategy utilized by the Fund historically lags the benchmark at significant market turns, but is quick to identify new market leadership once trends emerge, as clearly exemplified by this fiscal year.

Listed below are the top ten holdings of the Fund as of May 31, 20103:

1.	SanDisk Corp.	3.8%
2.	Netflix, Inc.	3.6%
3.	Whole Foods Market, Inc.	3.4%
4.	Williams-Sonoma, Inc.	3.4%
5.	Starbucks Corp.	3.4%

6.	Time Warner Cable, Inc.	3.3%
7.	Edwards Lifesciences Corp.	3.3%
8.	Prudential Financial, Inc.	3.3%
9.	Bed Bath & Beyond, Inc.	3.3%
10.	Service Corp. International	3.3%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The performance of the index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of May 31, 2010.

The views expressed in this report reflect those of the portfolio manager for the year ended May 31, 2010. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Leaders Equity Fund
Performance (as of May 31, 2010)
(Unaudited)

Growth of a Hypothetical $1,000,000 Investment1

Average Annual Total Returns
	1 Year	5 Year	Inception#
Class A Shares — without Sales Charge	28.02%	-1.06%	-2.77%
Class A Shares — with Sales Charge*	21.41%	-2.11%	-3.30%
Class B Shares — without Sales Charge	27.23%	-1.78%	-3.38%
Class B Shares — with Sales Charge**	22.23%	-2.10%	-3.38%
Institutional Class Shares	28.54%	-0.79%	-2.52%
Russell 1000 Index	22.33%	0.67%	-1.23%
Russell 1000 Growth Index	21.59%	1.45%	-5.15%
*	Reflects maximum sales charge of 5.25%.
**	Reflects the applicable contingent deferred sales charge (“CDSC”), maximum of 5.00%.
#	Inception date of the Leaders Equity Fund is September 1, 2000.

In the prospectus dated October 1, 2009, the gross expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.70%, 2.45% and 1.51%, respectively. The net expense ratios for Class A Shares, Class B Shares, and Institutional Class Shares are 1.53%, 2.28%, and 1.28%, respectively. Investment performance reflects contractual fee waivers in effect during the period. Without these fee waivers, the performance would have been lower.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.performancefunds.com.

[1]	The chart above represents a comparison of a hypothetical $1,000,000 investment and the reinvestment of dividends and capital gains in the indicated share class versus a similar investment in the Russell 1000 Index (“Index”) and the Russell 1000 Growth Index (“Growth Index”). The Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization. The Growth Index is an unmanaged capitalization weighted index containing those securities of the underlying Russell 1000 Index with a greater than average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields and higher growth rates. The indices are unmanaged, and do not reflect the deduction of fees associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for these services.

Investors cannot invest directly in an index although they can invest in the underlying securities.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
May 31, 2010

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 44.4%
Federal Home Loan Bank — 44.4%
$50,000,000	0.15%†, 6/2/10	$49,999,792
40,000,000	0.16%†, 6/9/10	39,998,578
25,000,000	0.16%†, 6/11/10	24,998,889
15,000,000	0.17%†, 6/30/10	14,997,946
28,800,000	0.18%†, 7/21/10	28,792,800
50,000,000	0.18%†, 7/26/10	49,986,250
34,050,000	0.25%*, 7/27/10	34,050,618
9,650,000	0.85%, 1/20/11	9,671,114
15,000,000	0.29%*, 5/27/11, Series 3	15,000,000
Total U.S. Government Agency Securities		267,495,987
Commercial Paper — 21.8%
Beverages — 8.6%
10,000,000	Coca-Cola Company, 0.21%†, 6/18/10	9,999,008
17,000,000	Coca-Cola Company, 0.20%†, 6/25/10	16,997,733
25,000,000	PepsiCo, Inc., 0.21%†, 7/23/10	24,992,417
		51,989,158
Financial Services — 8.7%
27,000,000	General Electric Capital Corporation, 0.25%†, 7/1/10	26,994,375
25,000,000	National Rural Utilities Cooperative Finance Corporation, 0.23%†, 6/8/10	24,998,882
		51,993,257

Principal Amount	Security Description	Value
Commercial Paper (continued)
Oil & Gas — 4.5%
$27,000,000	Chevron Corporation, 0.20%†, 6/8/10	$26,998,950
Total Commercial Paper		130,981,365
U.S. Treasury Obligations — 29.9%
U.S. Treasury Bills — 29.9%
50,000,000	0.14%†, 6/3/10	49,999,611
60,000,000	0.14%†, 6/10/10	59,997,894
25,000,000	0.14%†, 6/17/10	24,998,444
45,000,000	0.14%†, 6/24/10	44,995,975
Total U.S. Treasury Obligations		179,991,924
Repurchase Agreements — 3.9%
23,767,592	Bank of America Securities, 0.18%, 6/1/10, with a maturity value of $23,768,067 (fully collateralized by Federal Home Loan Mortgage Corporation, 4.38% due 7/17/15, with a value of $24,252,644)	23,767,592
Total Repurchase Agreements		23,767,592
Total Investments (Amortized Cost $602,236,868) (a) — 100.0%		602,236,868
Liabilities in excess of other assets — 0.0%		(77,464)
NET ASSETS — 100.0%		$602,159,404

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at May 31, 2010.
*	Variable or Floating Rate Security. Rate disclosed is as of May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
May 31, 2010

Shares/ Principal Amount	Security Description	Value
U.S. Treasury Obligations — 97.0%
U.S. Treasury Bills — 97.0%
$31,000,000	0.13%†, 6/10/10	$30,999,113
47,000,000	0.14%†, 6/17/10	46,996,991
62,000,000	0.14%†, 6/24/10	61,994,186
11,500,000	0.15%†, 8/5/10	11,496,822
10,000,000	0.31%†, 2/10/11	9,978,128
Total U.S. Treasury Obligations		161,465,240
Investment Companies — 3.0%
5,029,388	Federated U.S. Treasury Cash Reserve Fund, 0.00%(a)	5,029,388
28,515	Goldman Sachs Financial Square Treasury Instrument Fund, 0.00%(a)	28,515
Total Investment Companies		5,057,903
Total Investments (Amortized Cost $166,523,143) (b) — 100.0%		166,523,143
Liabilities in excess of other assets — 0.0%		(34,897)
NET ASSETS — 100.0%		$166,488,246

(a)	Rate reflects the 7 day effective yield at May 31, 2010.
(b)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Discount Notes. Rate represents effective yield at May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
May 31, 2010

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 57.8%
Federal Farm Credit Bank — 3.5%
$3,000,000	2.75%, 5/6/14	$3,061,905
Federal Home Loan Bank — 25.0%
2,200,000	5.25%, 6/11/10	2,203,247
2,000,000	4.38%, 10/22/10	2,031,632
4,000,000	5.00%, 9/14/12	4,335,448
5,000,000	1.63%, 9/26/12	5,050,390
5,000,000	1.90%, 10/15/12	5,021,560
3,000,000	2.35%, 12/23/13	3,016,929
		21,659,206
Federal Home Loan Mortgage Corporation — 14.5%
2,000,000	2.50%, 1/14/13	2,003,848
3,000,000	2.25%, 7/29/13, Series 1	3,007,953
5,000,000	2.13%, 8/26/13	5,020,555
2,500,000	2.75%, 4/29/14	2,542,833
		12,575,189
Federal National Mortgage Association — 14.4%
1,200,000	4.63%, 6/1/10	1,200,134
2,500,000	3.63%, 8/15/11	2,588,435
3,500,000	2.10%, 9/16/13	3,514,080
5,000,000	3.00%, 7/28/14	5,064,220
		12,366,869
Government National Mortgage Association — 0.4%
320,521	3.47%, 4/20/34, Series 2004-22 BK	323,900
Total U.S. Government Agency Securities		49,987,069
Corporate Bonds — 6.8%
Financial Services — 3.2%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,168,200
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,603,115
		2,771,315

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Insurance — 3.6%
$ 1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	$1,612,480
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,527,938
		3,140,418
Total Corporate Bonds		5,911,733
U.S. Treasury Obligations — 30.0%
U.S. Treasury Bills — 30.0%
26,000,000	0.14%†, 6/17/10	25,998,281
Total U.S. Treasury Obligations		25,998,281
Investment Companies — 2.1%
1,789,278	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,789,278
Total Investment Companies		1,789,278
Total Investments (Cost $82,508,696) — 96.7%		83,686,361
Other assets in excess of liabilities — 3.3%		2,825,567
NET ASSETS — 100.0%		$86,511,928

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2010, all such securities in total represented 1.9% of net assets.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2010.
†	Discount Notes. Rate represents effective yield at May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
May 31, 2010

Principal Amount	Security Description	Value
U.S. Government Agency Securities — 61.0%
Federal Farm Credit Bank — 7.0%
$1,000,000	5.30%, 10/25/17	$1,136,584
2,000,000	5.30%, 4/6/20	2,245,588
2,000,000	5.00%, 9/23/24	2,028,334
		5,410,506
Federal Home Loan Bank — 9.8%
2,000,000	5.38%, 8/19/11	2,109,860
1,000,000	1.00%, 12/28/11	1,002,952
1,000,000	1.75%, 12/14/12	1,011,351
2,000,000	5.25%, 6/18/14	2,259,352
1,000,000	5.38%, 5/15/19	1,127,298
		7,510,813
Federal Home Loan Mortgage Corporation — 10.4%
1,000,000	5.13%, 4/18/11	1,040,033
371,770	4.50%, 7/15/15, Series 2633 PC	374,500
1,000,000	5.50%, 7/18/16	1,150,003
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,140,087
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,073,683
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,130,181
		7,908,487
Federal National Mortgage Association — 11.8%
1,000,000	5.05%, 2/7/11	1,031,053
1,000,000	5.00%, 4/15/15	1,126,251
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,042,579
96,247	7.00%, 4/1/20, Pool #253299	107,874
39,890	7.50%, 9/1/29, Pool #252717	44,959
339,967	4.00%, 12/25/29, Series 2003-27 EC	346,753
2,975,885	5.00%, 8/25/30, Series 2003-54 PE	3,092,414
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,230,025
		9,021,908
Government National Mortgage Association — 14.0%
1,120	9.00%, 3/15/20, Pool #271741	1,286
112,972	7.00%, 10/15/29, Pool #510559	127,869
40,299	7.50%, 10/15/29, Pool #510534	45,892

Principal Amount	Security Description	Value
U.S. Government Agency Securities — (continued)
Government National Mortgage Association — (continued)
$ 95,141	8.00%, 2/15/30, Pool #529127	$110,454
919,278	5.50%, 4/20/30, Series 2003-86 QD	925,330
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	4,067,297
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,202,927
3,005,520	5.50%, 8/15/35, Pool #644568	3,230,964
		10,712,019
Tennessee Valley Authority — 8.0%
2,000,000	7.14%, 5/23/12	2,230,478
3,500,000	6.00%, 3/15/13	3,932,586
		6,163,064
Total U.S. Government Agency Securities		46,726,797
U.S. Treasury Bonds — 0.7%
500,000	4.25%, 5/15/39	502,031
Total U.S. Treasury Bonds		502,031
U.S. Treasury Notes — 16.6%
1,000,000	4.38%, 12/15/10	1,021,992
1,000,000	4.88%, 7/31/11	1,050,898
1,000,000	1.00%, 9/30/11	1,005,820
5,750,000	1.13%, 12/15/12	5,755,842
1,000,000	4.75%, 5/15/14	1,116,328
500,000	4.13%, 5/15/15	547,734
1,000,000	5.13%, 5/15/16	1,148,750
1,000,000	4.50%, 5/15/17	1,116,328
Total U.S. Treasury Notes		12,763,692
U.S. Treasury Strips — 0.2%
300,000	5.05%, 11/15/26(a)	150,458
Total U.S. Treasury Strips		150,458
Corporate Bonds — 20.3%
Consumer Goods & Services — 1.8%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,042,657
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	288,289
		1,330,946

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
May 31, 2010

Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Financial Services — 12.3%
$ 500,000	American Express Company, 7.00%, 3/19/18	$569,186
500,000	Bank of America Corporation, 6.00%, 9/1/17	512,224
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	543,736
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	565,420
500,000	Citigroup, Inc., 5.00%, 9/15/14	494,368
500,000	General Electric Capital Corporation, 5.50%, 1/8/20	512,919
350,000	General Electric Capital Corporation, 5.50%, 3/15/23	344,436
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	519,147
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	734,948
500,000	Goldman Sachs Group, Inc., 5.63%, 1/15/17	497,673
500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	510,775
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	556,681
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	539,803
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	494,848
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	506,116
500,000	Morgan Stanley, 4.75%, 4/1/14	496,356
500,000	Morgan Stanley, 6.63%, 4/1/18	513,441
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	538,053
		9,450,130
Industrials — 1.3%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,013,059

Shares/ Principal Amount	Security Description	Value
Corporate Bonds — (continued)
Insurance — 1.4%
$500,000	MetLife, Inc., 6.82%, 8/15/18	$546,240
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	550,170
		1,096,410
Oil & Gas — 1.3%
500,000	Shell International Finance BV, 4.30%, 9/22/19	504,444
500,000	Sunoco, Inc., 5.75%, 1/15/17	512,666
		1,017,110
Telecommunications — 1.8%
500,000	AT&T, Inc., 5.60%, 5/15/18	545,016
500,000	Motorola, Inc., 6.00%, 11/15/17	516,545
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	292,379
		1,353,940
Utilities — 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	304,192
Total Corporate Bonds		15,565,787
Investment Companies — 0.7%
523,317	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	523,317
Total Investment Companies		523,317
Total Investments (Cost $70,556,152) — 99.5%		76,232,082
Other assets in excess of liabilities — 0.5%		415,482
NET ASSETS — 100.0%		$76,647,564

(a)	Rate reflects the effective yield at purchase. Principal only security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
May 31, 2010

Shares	Security Description	Value
Common Stocks — 95.0%
Aerospace/Defense — 2.1%
7,980	United Technologies Corporation	$537,692
Chemicals — 4.6%
18,640	Dow Chemical Company	501,602
18,830	E.I. du Pont de Nemours and Company	681,081
		1,182,683
Consumer Goods & Services — 12.3%
8,410	3M Company	666,997
12,960	Altria Group, Inc.	262,958
10,200	Kimberly-Clark Corporation	619,140
23,468	Kraft Foods, Inc.	671,185
18,130	Pitney Bowes, Inc.	410,463
9,360	Procter & Gamble Company	571,803
		3,202,546
Diversified — 1.8%
29,150	General Electric Company	476,603
Financial Services — 9.5%
18,540	Bank of America Corporation	291,820
18,710	FirstMerit Corporation	348,754
8,640	JPMorgan Chase & Company	341,971
33,420	People’s United Financial, Inc.	466,877
21,720	San Juan Basin Royalty Trust	514,112
17,750	Wells Fargo & Company	509,248
		2,472,782
Health Care — 7.9%
11,455	Abbott Laboratories	544,800
23,555	Bristol-Myers Squibb Company	546,711
7,770	Johnson & Johnson	452,991
32,670	Pfizer, Inc.	497,564
		2,042,066
Industrials — 1.0%
5,620	Fluor Corporation	263,690
Insurance — 1.6%
13,920	Allstate Corporation	426,370
Metals & Mining — 4.7%
20,000	Alcoa, Inc.	232,800
9,430	Joy Global, Inc.	480,930
12,840	Peabody Energy Corporation	500,246
		1,213,976

Shares	Security Description	Value
Common Stocks — (continued)
Oil & Gas — 19.4%
17,280	Chesapeake Energy Corporation	$386,035
6,245	Chevron Corporation	461,318
4,520	CNOOC, Ltd. ADR	707,561
10,170	ConocoPhillips	527,416
6,760	Diamond Offshore Drilling, Inc.	426,556
20,410	Enterprise Products Partners, LP	685,776
9,940	Kinder Morgan Energy Partners, LP	631,190
13,500	ONEOK, Inc.	600,345
10,970	Schlumberger, Ltd.	615,966
		5,042,163
Railroads — 2.7%
9,770	Union Pacific Corporation	697,871
Real Estate Investment Trusts — 3.9%
21,130	HCP, Inc.	673,202
9,600	Plum Creek Timber Company, Inc.	336,192
		1,009,394
Retail — 2.8%
10,980	McDonald’s Corporation	734,233
Telecommunications — 3.4%
20,820	AT&T, Inc.	505,926
13,930	Verizon Communications, Inc.	383,354
		889,280
Utilities — 17.3%
40,000	CenterPoint Energy, Inc.	544,800
15,820	Dominion Resources, Inc.	616,347
32,050	Duke Energy Corporation	511,518
26,770	Great Plains Energy, Inc.	469,814
37,800	NiSource, Inc.	565,488
20,205	OGE Energy Corporation	736,270
13,870	Progress Energy, Inc.	535,243
15,490	Southern Company	506,523
		4,486,003
Total Common Stocks		24,677,352

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
May 31, 2010

Shares	Security Description	Value
Investment Companies — 4.6%
18,547	John Hancock Bank and Thrift Opportunity Fund	$295,825
111,822	Performance Money Market Fund, Institutional Class, 0.03%(a)(b)	111,822
50,890	Pimco Corporate Opportunity Fund	788,795
Total Investment Companies		1,196,442
Total Investments (Cost $28,979,568) — 99.6%		25,873,794
Other assets in excess of liabilities — 0.4%		99,504
NET ASSETS — 100.0%		$25,973,298

(a)	Investment in affiliate. Represents 0.4% of the net assets as of May 31, 2010.
(b)	Rate reflects the 7 day effective yield at May 31, 2010.
ADR	American Depositary Receipt
LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2010

Shares	Security Description	Value
Common Stocks — 96.8%
Aerospace/Defense — 5.3%
6,000	Boeing Company	$385,080
4,000	General Dynamics Corporation	271,600
3,000	Goodrich Corporation	208,200
5,000	Honeywell International, Inc.	213,850
3,000	Northrop Grumman Corporation	181,470
5,700	Raytheon Company	298,737
3,500	Rockwell Collins, Inc.	204,190
13,000	United Technologies Corporation	875,940
		2,639,067
Chemicals — 1.7%
1,000	CF Industries Holdings, Inc.	68,590
6,000	E.I. du Pont de Nemours and Company	217,020
3,000	FMC Corporation	181,650
2,500	PPG Industries, Inc.	160,175
4,000	Sigma-Aldrich Corporation	213,120
		840,555
Consumer Goods & Services — 10.1%
7,500	3M Company	594,825
3,000	Ball Corporation	147,750
10,800	Coca-Cola Company	555,120
5,400	Colgate-Palmolive Company	421,686
9,000	ConAgra Foods, Inc.	217,620
16,000	eBay, Inc.(a)	342,560
24,000	Ford Motor Company(a)	281,520
6,000	Gannett Company, Inc.	93,240
5,000	Mattel, Inc.	108,300
6,400	NIKE, Inc., Class B	463,232
5,500	Pactiv Corporation(a)	157,190
8,100	PepsiCo, Inc.	509,409
12,200	Procter & Gamble Company	745,298
9,000	Sara Lee Corporation	127,530
3,000	The J.M. Smucker Company	165,660
9,870	Xerox Corporation	91,890
		5,022,830

Shares	Security Description	Value
Common Stocks — (continued)
Diversified — 3.3%
2,000	Eaton Corporation	$139,900
61,000	General Electric Company	997,350
7,000	Leggett & Platt, Inc.	162,960
3,000	Thermo Fisher Scientific, Inc.(a)	156,180
2,500	Waters Corporation(a)	171,100
		1,627,490
Entertainment — 1.5%
22,000	The Walt Disney Company	735,240
Financial Services — 8.4%
5,500	Ameriprise Financial, Inc.	218,845
22,000	Bank of America Corporation	346,280
6,000	Fiserv, Inc.(a)	285,300
36,000	JPMorgan Chase & Company	1,424,880
1,200	MasterCard, Inc., Class A	242,124
4,000	PNC Financial Services Group, Inc.	251,000
4,000	Principal Financial Group, Inc.	108,760
3,500	The Goldman Sachs Group, Inc.	504,910
29,000	Wells Fargo & Company	832,010
		4,214,109
Health Care — 12.7%
7,400	Abbott Laboratories	351,944
8,000	AmerisourceBergen Corporation	250,240
4,000	Amgen, Inc.(a)	207,120
21,000	Bristol-Myers Squibb Company	487,410
2,000	DaVita, Inc.(a)	126,860
4,500	Express Scripts, Inc.(a)	452,700
5,500	Forest Laboratories, Inc.(a)	142,340
3,500	Hospira, Inc.(a)	182,210
4,000	Humana, Inc.(a)	184,200
8,600	Johnson & Johnson	501,380
3,000	McKesson Corporation	210,000
7,000	Medco Health Solutions, Inc.(a)	403,550
27,000	Merck & Company, Inc.	909,630
11,000	Mylan, Inc.(a)	213,840
32,000	Pfizer, Inc.	487,360

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2010

Shares	Security Description	Value
Common Stocks — (continued)
Health Care — (continued)
3,000	Quest Diagnostics, Inc.	$158,250
3,000	Stryker Corporation	159,090
3,000	Varian Medical Systems, Inc.(a)	150,270
4,500	Watson Pharmaceuticals, Inc.(a)	198,720
8,000	WellPoint, Inc.(a)	410,400
3,000	Zimmer Holdings, Inc.(a)	167,790
		6,355,304
Industrials — 1.3%
4,000	Consol Energy, Inc.	145,920
2,500	Flowserve Corporation	237,750
2,500	Precision Castparts Corporation	291,750
		675,420
Insurance — 4.0%
5,000	AFLAC, Inc.	221,500
3,000	Assurant, Inc.	104,100
4,000	Berkshire Hathaway, Inc., Class B(a)	282,200
4,000	Chubb Corporation	200,960
5,000	CIGNA Corporation	167,350
5,000	Prudential Financial, Inc.	288,550
9,500	The Travelers Companies, Inc.	469,965
2,500	Torchmark Corporation	128,825
5,000	Unum Group	115,500
		1,978,950
Metals & Mining — 0.7%
3,000	Freeport-McMoRan Copper & Gold, Inc., Class B	210,150
4,000	Peabody Energy Corporation	155,840
		365,990
Oil & Gas — 8.1%
5,500	Anadarko Petroleum Corporation	287,815
3,000	Apache Corporation	268,620
5,000	Cameron International Corporation(a)	181,000
5,000	Chevron Corporation	369,350
3,000	EOG Resources, Inc.	314,520
13,000	Exxon Mobil Corporation	785,980

Shares	Security Description	Value
Common Stocks — (continued)
Oil & Gas — (continued)
3,000	FMC Technologies, Inc.(a)	$174,450
7,000	Halliburton Company	173,810
6,000	National-Oilwell Varco, Inc.	228,780
9,800	Occidental Petroleum Corporation	808,598
5,000	Rowan Companies, Inc.(a)	123,800
6,000	Schlumberger, Ltd.	336,900
		4,053,623
Railroads — 1.3%
4,000	CSX Corporation	209,000
6,000	Union Pacific Corporation	428,580
		637,580
Real Estate Investment Trusts — 0.3%
5,000	HCP, Inc.	159,300
Retail — 9.2%
7,000	Bed Bath & Beyond, Inc.(a)	314,090
4,000	Big Lots, Inc.(a)	141,320
5,000	Macy’s, Inc.	111,050
9,000	McDonald’s Corporation	601,830
2,000	Polo Ralph Lauren Corporation	173,720
6,000	RadioShack Corporation	122,640
7,500	Target Corporation	408,975
9,000	The Gap, Inc.	196,200
20,000	The Home Depot, Inc.	677,200
9,000	TJX Companies, Inc.	409,140
2,200	VF Corporation	170,170
11,000	Wal-Mart Stores, Inc.	556,160
11,500	Walgreen Company	368,460
8,400	Yum! Brands, Inc.	343,980
		4,594,935
Services — 0.6%
1,000	W.W. Grainger, Inc.	101,750
8,000	Wyndham Worldwide Corporation	188,800
		290,550
Software — 0.4%
5,000	BMC Software, Inc.(a)	185,050

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
May 31, 2010

Shares	Security Description	Value
Common Stocks — (continued)
Technology — 19.5%
5,000	Apple, Inc.(a)	$1,285,800
5,000	Cognizant Technology Solutions Corporation, Class A(a)	250,200
4,000	Computer Sciences Corporation(a)	199,960
1,700	Google, Inc., Class A(a)	824,806
30,200	Hewlett-Packard Company	1,389,502
44,900	Intel Corporation	961,758
12,400	International Business Machines Corporation	1,553,224
70,100	Microsoft Corporation	1,808,580
54,600	Oracle Corporation	1,232,322
3,000	SanDisk Corporation(a)	139,860
3,000	Western Digital Corporation(a)	104,430
		9,750,442
Telecommunications — 6.2%
3,000	Amphenol Corporation, Class A	127,200
15,200	AT&T, Inc.	369,360
8,480	CenturyTel, Inc.	291,118
45,500	Cisco Systems, Inc.(a)	1,053,780
10,000	Corning, Inc.	174,300
43,000	Qwest Communications International, Inc.	225,320
7,000	Time Warner Cable, Inc., Class A	383,110
6,800	Verizon Communications, Inc.	187,136
8,000	Viacom, Inc., Class B(a)	268,880
		3,080,204
Transportation — 0.7%
5,500	United Parcel Service, Inc., Class B	345,180
Utilities — 1.5%
12,000	CMS Energy Corporation	176,160
3,000	DTE Energy Company	136,530
9,000	NiSource, Inc.	134,640
4,000	Northeast Utilities	103,800
4,700	Sempra Energy	216,200
		767,330
Total Common Stocks		48,319,149

Shares	Security Description	Value
Investment Companies — 3.1%
1,527,667	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	$1,527,667
Total Investment Companies		1,527,667
Total Investments (Cost $45,264,581) — 99.9%		49,846,816
Other assets in excess of liabilities — 0.1%		69,452
NET ASSETS — 100.0%		$49,916,268

(a)	Non-income producing security.
(b)	Investment in affiliate.
(c)	Rate reflects the 7 day effective yield at May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
May 31, 2010

Shares	Security Description	Value
Common Stocks — 92.9%
Aerospace/Defense — 0.8%
18,000	BE Aerospace, Inc.(a)	$488,160
Chemicals — 3.0%
11,000	Albemarle Corporation	473,660
13,000	Ashland, Inc.	696,930
8,000	Lubrizol Corporation	708,560
		1,879,150
Consumer Goods & Services — 10.2%
8,000	American Greetings Corporation, Class A	188,640
9,000	BorgWarner, Inc.(a)	335,340
14,000	Brinker International, Inc.	248,920
13,000	Carlisle Companies, Inc.	505,570
10,000	Church & Dwight Company, Inc.	658,100
10,000	Fossil, Inc.(a)	375,000
17,000	Hanesbrands, Inc.(a)	463,760
10,000	Hubbell, Inc., Class B	426,500
5,000	Lancaster Colony Corporation	273,300
12,000	NBTY, Inc.(a)	410,880
6,500	Netflix, Inc.(a)	722,475
7,000	Oshkosh Truck Corporation(a)	248,710
7,000	Ralcorp Holdings, Inc.(a)	420,490
5,000	Scholastic Corporation	130,750
7,000	SPX Corporation	413,700
13,000	Tupperware Brands Corporation	552,370
		6,374,505
Diversified — 0.4%
8,000	Crane Company	260,240
Financial Services — 4.5%
7,000	Alliance Data Systems Corporation(a)	494,620
16,000	AmeriCredit Corporation(a)	345,920
23,000	Apollo Investment Corporation	239,890
12,000	Broadridge Financial Solutions, Inc.	229,440
7,000	Cullen/Frost Bankers, Inc.	384,160
10,000	Deluxe Corporation	214,700
8,000	Eaton Vance Corporation	239,120
15,000	Jefferies Group, Inc.	349,950

Shares	Security Description	Value
Common Stocks — (continued)
Financial Services — (continued)
20,000	New York Community Bancorp, Inc.	$321,000
		2,818,800
Health Care — 11.1%
18,000	Community Health Care, Inc.(a)	701,640
20,000	Edwards Lifesciences Corporation(a)	1,010,600
49,000	Health Management Associates, Inc., Class A(a)	455,700
17,000	Henry Schein, Inc.(a)	958,970
8,000	IDEXX Laboratories, Inc.(a)	505,920
12,000	Kinetic Concepts, Inc.(a)	496,800
8,000	LifePoint Hospitals, Inc.(a)	283,920
7,000	Medicis Pharmaceutical Corporation, Class A	162,330
7,000	Psychiatric Solutions, Inc.(a)	226,660
14,000	ResMed, Inc.(a)	880,460
16,000	Universal Health Services, Inc., Class B	678,080
16,000	Vertex Pharmaceuticals, Inc.(a)	553,440
		6,914,520
Industrials — 6.0%
9,000	AGCO Corporation(a)	258,930
7,000	AMETEK, Inc.	284,200
11,000	Arrow Electronics, Inc.(a)	300,080
9,000	Bucyrus International, Inc.	482,040
9,000	MSC Industrial Direct Company, Inc., Class A	465,660
400	NVR, Inc.(a)	274,112
5,000	Regal-Beloit Corporation	301,450
22,000	Temple-Inland, Inc.	464,860
22,000	The Valspar Corporation	690,140
3,000	Valmont Industries, Inc.	237,660
		3,759,132
Insurance — 5.5%
10,000	American Financial Group, Inc.	279,000
5,000	Everest Re Group, Ltd.	363,400
14,000	First American Corporation	476,420
11,000	HCC Insurance Holdings, Inc.	275,770
10,000	Horace Mann Educators Corporation	153,700

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments  (continued)
May 31, 2010

Shares	Security Description	Value
Common Stocks — (continued)
Insurance — (continued)
18,000	Protective Life Corporation	$387,360
12,000	Reinsurance Group of America, Inc.	563,640
10,000	StanCorp Financial Group, Inc.	427,900
9,000	Unitrin, Inc.	240,210
9,000	W.R. Berkley Corporation	245,340
		3,412,740
Metals & Mining — 2.8%
23,000	Arch Coal, Inc.	495,650
3,000	Cliffs Natural Resources, Inc.	167,580
14,000	Joy Global, Inc.	714,000
8,000	Reliance Steel & Aluminum Company	367,280
		1,744,510
Oil & Gas — 6.7%
7,000	Atwood Oceanics, Inc.(a)	190,050
5,000	Cimarex Energy Company	367,400
7,000	Energen Corporation	309,890
8,000	FMC Technologies, Inc.(a)	465,200
15,000	Newfield Exploration Company(a)	780,900
8,000	Oceaneering International, Inc.(a)	370,160
13,000	ONEOK, Inc.	578,110
10,000	Plains Exploration & Production Company(a)	221,000
26,000	Pride International, Inc.(a)	644,020
13,000	Southern Union Company	283,010
		4,209,740
Real Estate Investment Trusts — 6.2%
17,000	AMB Property Corporation	440,810
4,000	Federal Realty Investment Trust	294,800
23,000	Hospitality Properties Trust	517,500
13,000	Liberty Property Trust	400,530
17,000	Nationwide Health Properties, Inc.	603,330
14,000	Rayonier, Inc.	628,320
9,000	SL Green Realty Corporation	560,610
11,000	The Macerich Company	454,960
		3,900,860

Shares	Security Description	Value
Common Stocks — (continued)
Retail — 12.5%
7,000	99 Cents Only Stores(a)	$106,960
12,000	Aaron’s, Inc.	239,760
7,000	Advance Auto Parts, Inc.	362,320
17,000	Aeropostale, Inc.(a)	471,070
31,000	American Eagle Outfitters, Inc.	406,100
28,000	Carmax, Inc.(a)	608,440
19,000	Chico’s FAS, Inc.	232,370
5,000	Chipotle Mexican Grill, Inc., Class A(a)	711,400
13,000	Collective Brands, Inc.(a)	290,940
12,000	Dollar Tree, Inc.(a)	751,080
10,000	Guess?, Inc.	379,900
5,000	Panera Bread Company, Class A(a)	404,150
20,000	PetSmart, Inc.	635,200
7,000	Phillips-Van Heusen Corporation	383,110
13,250	Ross Stores, Inc.	694,300
15,000	The Cheesecake Factory, Inc.(a)	382,500
8,000	Urban Outfitters, Inc.(a)	290,400
5,000	Warnaco Group, Inc.(a)	212,950
8,000	Williams-Sonoma, Inc.	239,040
		7,801,990
Services — 5.0%
11,000	Fair Isaac Corporation	255,200
11,000	Gartner, Inc.(a)	272,250
9,000	Harte-Hanks, Inc.	122,940
11,000	Hewitt Associates, Inc., Class A(a)	409,750
8,000	John Wiley & Sons, Inc., Class A	316,800
8,000	Lender Processing Services, Inc.	271,520
7,000	Life Time Fitness, Inc.(a)	259,770
10,000	Manpower, Inc.	457,100
45,000	Service Corporation International	384,300
9,000	Tech Data Corporation(a)	365,850
		3,115,480
Software — 3.1%
7,000	ANSYS, Inc.(a)	306,110
8,000	MSCI, Inc., Class A(a)	237,200

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments  (continued)
May 31, 2010

Shares	Security Description	Value
Common Stocks — (continued)
Software — (continued)
11,000	Quest Software, Inc.(a)	$212,905
15,000	Sybase, Inc.(a)	964,950
10,000	Synopsys, Inc.(a)	214,200
		1,935,365
Technology — 8.6%
11,000	Avnet, Inc.(a)	315,920
9,000	Cerner Corporation(a)	753,390
9,500	Cree, Inc.(a)	630,515
6,500	Equinix, Inc.(a)	598,065
8,000	F5 Networks, Inc.(a)	562,640
7,000	FactSet Research Systems, Inc.	476,350
15,000	Ingram Micro, Inc.(a)	254,400
11,000	Lam Research Corporation(a)	416,460
4,500	Mettler-Toledo International, Inc.(a)	515,385
25,000	Vishay Intertechnology, Inc.(a)	226,250
10,000	Western Digital Corporation(a)	348,100
6,000	WMS Industries, Inc.(a)	277,980
		5,375,455
Telecommunications — 1.5%
10,000	CommScope, Inc.(a)	282,000
40,000	RF Micro Devices, Inc.(a)	192,000
9,000	Syniverse Holdings, Inc.(a)	178,110
18,000	tw telecom, Inc.(a)	314,820
		966,930
Transportation — 1.2%
11,000	J.B. Hunt Transportation Services, Inc.	379,830
10,000	Kansas City Southern(a)	381,700
		761,530
Utilities — 3.8%
8,000	AGL Resources, Inc.	292,000
11,000	DPL, Inc.	275,440
14,000	National Fuel Gas Company	680,400
13,000	OGE Energy Corporation	473,720
12,000	UGI Corporation	313,680

Shares	Security Description	Value
Common Stocks — (continued)
Utilities — (continued)
10,000	WGL Holdings, Inc.	$338,500
		2,373,740
Total Common Stocks		58,092,847
Investment Companies — 7.1%
13,000	Midcap SPDR Trust Series 1	1,802,970
2,605,999	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	2,605,999
Total Investment Companies		4,408,969
Total Investments (Cost $52,091,033) — 100.0%		62,501,816
Other assets in excess of liabilities — 0.0%		19,824
NET ASSETS — 100.0%		$62,521,640

(a)	Non-income producing security.
(b)	Investment in affiliate. Represents 4.2% of the net assets as of May 31, 2010.
(c)	Rate reflects the 7 day effective yield at May 31, 2010.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
May 31, 2010

Shares	Security Description	Value
Common Stocks — 95.1%
Aerospace/Defense — 3.1%
11,000	Goodrich Corporation	$763,400
Chemicals — 3.0%
14,000	Ashland, Inc.	750,540
Consumer Goods & Services — 15.0%
6,000	Amazon.com, Inc.(a)	752,760
17,000	Carlisle Companies, Inc.	661,130
8,000	Netflix, Inc.(a)	889,200
16,000	Tupperware Brands Corporation	679,840
78,000	Xerox Corporation	726,180
		3,709,110
Health Care — 9.6%
16,000	Edwards Lifesciences Corporation(a)	808,480
16,000	Life Technologies Corporation(a)	800,960
33,000	Medicis Pharmaceutical Corporation, Class A	765,270
		2,374,710
Industrials — 12.2%
13,000	Bucyrus International, Inc.	696,280
12,000	Nordson Corporation	799,560
13,000	Regal-Beloit Corporation	783,770
14,000	Rockwell Automation, Inc.	748,020
		3,027,630
Insurance — 3.3%
14,000	Prudential Financial, Inc.	807,940
Oil & Gas — 9.3%
13,000	FMC Technologies, Inc.(a)	755,950
15,000	Newfield Exploration Company(a)	780,900
17,000	ONEOK, Inc.	755,990
		2,292,840

Shares	Security Description	Value
Common Stocks — (continued)
Retail — 16.7%
18,000	Bed Bath & Beyond, Inc.(a)	$807,660
32,000	Starbucks Corporation	828,480
22,000	Urban Outfitters, Inc.(a)	798,600
21,000	Whole Foods Market, Inc.(a)	849,030
28,000	Williams-Sonoma, Inc.	836,640
		4,120,410
Services — 3.3%
94,000	Service Corporation International	802,760
Software — 3.2%
27,000	Red Hat, Inc.(a)	791,370
Technology — 13.1%
3,000	Apple, Inc.(a)	771,480
12,000	Cree, Inc.(a)	796,440
11,000	FactSet Research Systems, Inc.	748,550
20,000	SanDisk Corporation(a)	932,400
		3,248,870
Telecommunications — 3.3%
15,000	Time Warner Cable, Inc., Class A	820,950
Total Common Stocks		23,510,530
Investment Companies — 4.9%
1,000,935	Performance Money Market Fund, Institutional Class, 0.03%(b)(c)	1,000,935
2,000	SPDR S&P 500 ETF Trust, Series 1	218,880
Total Investment Companies		1,219,815
Total Investments (Cost $21,353,145) — 100.0%		24,730,345
Other assets in excess of liabilities — 0.0%		7,519
NET ASSETS — 100.0%		$24,737,864

(a)	Non-income producing security.
(b)	Investment in affiliate. Represents 4.1% of the net assets as of May 31, 2010.
(c)	Rate reflects the 7 day effective yield at May 31, 2010.

See notes to financial statements.

[This page intentionally left blank.]

Performance Funds Trust

Statements of Assets and Liabilities
May 31, 2010

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Assets:
Investments in unaffiliated securities, at value	$578,469,276	$166,523,143	$81,897,083
Investments in affiliated securities, at value	—	—	1,789,278
Repurchase agreements, at value	23,767,592	—	—
Total Investments, at value	602,236,868	166,523,143	83,686,361
Cash	—	—	—
Interest and dividends receivable	39,319	—	424,483
Receivable for capital shares issued	—	—	2,511,794
Receivable from Advisor	28,813	13,076	—
Prepaid expenses	48,297	10,566	9,125
Total Assets	602,353,297	166,546,785	86,631,763
Liabilities:
Dividends payable	15,185	2,567	60,367
Payable for capital shares redeemed	—	—	97
Accrued expenses and other liabilities:
Advisory	—	—	28,495
Administration	7,119	1,629	1,007
Service Organization	—	—	4,265
Accounting	62	—	—
Distribution	57	—	1,336
Custodian	20,672	5,134	2,850
Transfer agent	7,225	1,836	2,320
Trustee	954	844	189
Chief Compliance Officer	5,377	1,885	706
Other	137,242	44,644	18,203
Total Liabilities	193,893	58,539	119,835
Net Assets	$602,159,404	$166,488,246	$86,511,928
Composition of Net Assets:
Capital	$602,163,332	$166,486,209	$87,141,868
Accumulated (distributions in excess of) net investment income	(498)	(1,302)	26,876
Accumulated net realized gains/(losses) from investment transactions	(3,430)	3,339	(1,834,481)
Net unrealized appreciation/(depreciation) on investments	—	—	1,177,665
Net Assets	$602,159,404	$166,488,246	$86,511,928
Net Assets:
Institutional Class Shares	$590,439,463	$166,488,246	$80,209,017
Class A Shares	11,719,941	—	6,302,911
Class B Shares	—	—	—
Total Net Assets	$602,159,404	$166,488,246	$86,511,928
Shares Outstanding:
Institutional Class Shares	590,431,977	166,499,307	8,051,398
Class A Shares	11,721,624	—	633,136
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share: (a)
Institutional Class Shares	$1.00	$1.00	$9.96
Class A Shares	$1.00	—	$9.96
Class B Shares (b)	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100% — maximum sales charge) Class A Shares	—	—	$10.27
Investments in unaffiliated securities, at cost	$602,236,868	$166,523,143	$80,719,418
Investments in affiliated securities, at cost	—	—	1,789,278
Total Investments, at cost	$602,236,868	$166,523,143	$82,508,696

(a)	Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(b)	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Assets:
Investments in unaffiliated securities, at value	$75,708,765	$25,761,972	$48,319,149	$59,895,817	$23,729,410
Investments in affiliated securities, at value	523,317	111,822	1,527,667	2,605,999	1,000,935
Repurchase agreements, at value	—	—	—	—	—
Total Investments, at value	76,232,082	25,873,794	49,846,816	62,501,816	24,730,345
Cash	—	—	—	1,320	—
Interest and dividends receivable	603,679	127,794	104,039	54,833	22,679
Receivable for capital shares issued	12,612	61,689	25,764	32,652	5,568
Receivable from Advisor	—	—	—	—	—
Prepaid expenses	7,982	2,172	13,602	14,480	8,332
Total Assets	76,856,355	26,065,449	49,990,221	62,605,101	24,766,924
Liabilities:
Dividends payable	148,135	69,210	16,491	—	—
Payable for capital shares redeemed	1,755	—	5,386	15,965	2,451
Accrued expenses and other liabilities:
Advisory	29,803	11,426	26,130	40,528	15,576
Administration	921	308	593	744	286
Service Organization	3,739	1,488	1,586	2,208	937
Accounting	—	—	—	—	—
Distribution	1,652	311	2,774	3,581	402
Custodian	2,592	913	1,742	2,162	852
Transfer agent	2,526	2,131	5,095	4,141	2,948
Trustee	221	20	29	—	—
Chief Compliance Officer	674	226	361	380	160
Other	16,773	6,118	13,766	13,752	5,448
Total Liabilities	208,791	92,151	73,953	83,461	29,060
Net Assets	$76,647,564	$25,973,298	$49,916,268	$62,521,640	$24,737,864
Composition of Net Assets:
Capital	$70,998,196	$30,011,958	$55,852,552	$78,502,910	$37,331,017
Accumulated (distributions in excess of) net investment income	(2,218)	8,127	10,438	—	—
Accumulated net realized gains/(losses) from investment transactions	(24,344)	(941,013)	(10,528,957)	(26,392,053)	(15,970,353)
Net unrealized appreciation/(depreciation) on investments	5,675,930	(3,105,774)	4,582,235	10,410,783	3,377,200
Net Assets	$76,647,564	$25,973,298	$49,916,268	$62,521,640	$24,737,864
Net Assets:
Institutional Class Shares	$68,827,290	$24,544,115	$37,628,103	$47,005,244	$23,110,064
Class A Shares	7,820,274	1,429,183	12,216,327	15,205,421	1,547,425
Class B Shares	—	—	71,838	310,975	80,375
Total Net Assets	$76,647,564	$25,973,298	$49,916,268	$62,521,640	$24,737,864
Shares Outstanding:
Institutional Class Shares	6,351,915	2,731,915	5,043,399	5,185,468	3,541,997
Class A Shares	722,405	158,883	1,663,715	1,748,847	243,580
Class B Shares	—	—	10,838	42,177	13,764
Net Asset Value, Offering Price and Redemption Price per share: (a)
Institutional Class Shares	$10.84	$8.98	$7.46	$9.07	$6.53
Class A Shares	$10.83	$9.00	$7.34	$8.70	$6.35
Class B Shares (b)	—	—	$6.63	$7.37	$5.84
Maximum Sales Charge:
Class A Shares	5.25%	5.25%	5.25%	5.25%	5.25%
Maximum Offering Price per share (Net Asset Value/(100% — maximum sales charge) Class A Shares	$11.43	$9.50	$7.75	$9.18	$6.70
Investments in unaffiliated securities, at cost	$70,032,835	$28,867,746	$43,736,914	$49,485,034	$20,352,210
Investments in affiliated securities, at cost	523,317	111,822	1,527,667	2,605,999	1,000,935
Total Investments, at cost	$70,556,152	$28,979,568	$45,264,581	$52,091,033	$21,353,145

See notes to financial statements.

Performance Funds Trust

Statements of Operations
May 31, 2010

	The Money Market Fund	The U.S. Treasury Money Market Fund	The Short Term Government Income Fund
Investment Income:
Interest	$1,866,132	$186,459	$1,978,006
Dividend	—	80	—
Income from affiliates	—	—	1,037
Total Investment Income	1,866,132	186,539	1,979,043
Expenses:
Advisory	1,977,695	478,482	316,397
Administration	377,090	91,253	45,244
Distribution:
Class A Shares	45,424	—	22,358
Class B Shares	—	—	—
Service Organization:
Institutional Class Shares	—	—	46,950
Class A Shares	—	—	—
Accounting	36,586	32,861	36,036
Audit	66,770	14,281	11,379
Custodian	263,694	63,798	31,640
Legal	168,857	41,855	23,198
Registration and filing	33,582	2,889	6,278
Chief Compliance Officer	71,831	17,413	8,563
Shareholder reports	50,565	11,305	6,706
Transfer agent	60,129	9,712	16,420
Trustee	55,825	13,748	6,635
Treasury Guarantee Program	88,273	—	—
Other	73,208	16,829	9,346
Total expenses before fee reductions	3,369,529	794,426	587,150
Advisory reductions and/or reimbursements	(1,769,726)	(610,810)	—
Distributor reductions	(41,872)	—	(6,388)
Administration fees waived	—	(1,480)	—
Net Expenses	1,557,931	182,136	580,762
Net Investment Income/(Loss)	308,201	4,403	1,398,281
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	(3,147)	8,117	8,067
Change in unrealized appreciation/depreciation on investments	—	—	(7,860)
Net realized/unrealized gains/(losses) from Investments	(3,147)	8,117	207
Change in net assets resulting from operations	$305,054	$12,520	$1,398,488

See notes to financial statements.

	The Intermediate Term Income Fund	The Strategic Dividend Fund	The Large Cap Equity Fund	The Mid Cap Equity Fund	The Leaders Equity Fund
Investment Income:
Interest	$3,406,005	$6,390	$—	$120	$98
Dividend	—	1,005,879	930,946	630,738	146,885
Income from affiliates	696	105	760	853	301
Total Investment Income	3,406,701	1,012,374	931,706	631,711	147,284
Expenses:
Advisory	352,754	199,049	298,162	424,397	237,344
Administration	40,355	15,181	28,425	32,369	13,576
Distribution:
Class A Shares	27,439	4,857	43,893	52,478	4,899
Class B Shares	—	—	1,128	3,185	837
Service Organization:
Institutional Class Shares	39,742	17,405	17,787	22,109	10,745
Class A Shares	95	—	20	—	—
Accounting	42,332	33,865	35,253	35,466	33,250
Audit	8,720	3,691	6,603	7,331	2,211
Custodian	28,221	10,616	19,878	22,635	9,494
Legal	20,297	9,759	16,356	20,789	8,639
Registration and filing	5,437	6,175	26,792	28,181	25,252
Chief Compliance Officer	7,567	2,835	5,270	5,911	2,495
Shareholder reports	5,617	1,884	5,731	5,115	1,915
Transfer agent	19,712	15,379	54,282	38,921	21,258
Trustee	5,979	2,163	4,080	4,621	1,851
Treasury Guarantee Program	—	—	—	—	—
Other	8,191	3,804	6,008	8,347	4,303
Total expenses before fee reductions	612,458	326,663	569,668	711,855	378,069
Advisory reductions and/or reimbursements	(28,221)	(69,637)	—	—	(75,543)
Distributor reductions	(7,840)	(1,388)	(12,541)	(14,994)	(1,400)
Administration fees waived	—	—	—	—	—
Net Expenses	576,397	255,638	557,127	696,861	301,126
Net Investment Income/(Loss)	2,830,304	756,736	374,579	(65,150)	(153,842)
Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	50,763	256,526	(694,424)	1,771,463	3,712,077
Change in unrealized appreciation/(depreciation) on investments	1,730,888	3,943,319	6,896,701	10,677,225	2,372,292
Net realized/unrealized gains/(losses) from Investments	1,781,651	4,199,845	6,202,277	12,448,688	6,084,369
Change in net assets resulting from operations	$4,611,955	$4,956,581	$6,576,856	$12,383,538	$5,930,527

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Investment Activities:
Operations:
Net investment income/(loss)	$308,201	$7,207,958	$4,403	$838,135
Net realized gains/(losses) from investment transactions	(3,147)	26,516	8,117	28,008
Change in unrealized appreciation/depreciation from investments	—	—	—	—
Change in net assets resulting from operations	305,054	7,234,474	12,520	866,143
Dividends:
From net investment income:
Institutional Class Shares	(326,179)	(7,058,345)	(55,929)	(857,743)
Class A Shares	(3,061)	(150,172)	—	—
Class B Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Change in net assets from shareholder dividends	(329,240)	(7,208,517)	(55,929)	(857,743)
Change in net assets from capital transactions	(105,288,426)	(10,420,622)	50,524,652	(25,950,966)
Change in net assets	(105,312,612)	(10,394,665)	50,481,243	(25,942,566)
Net Assets:
Beginning of year	707,472,016	717,866,681	116,007,003	141,949,569
End of year	$602,159,404	$707,472,016	$166,488,246	$116,007,003
Accumulated (distributions in excess of) net investment income	$(498)	$(559)	$(1,302)	$26,196

(a)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009(a)
Investment Activities:
Operations:
Net investment income/(loss)	$1,398,281	$2,295,091	$2,830,304	$2,922,435
Net realized gains/ (losses) from investment transactions	8,067	87,122	50,763	479,801
Change in unrealized appreciation/ depreciation from investments	(7,860)	166,487	1,730,888	1,815,034
Change in net assets resulting from operations	1,398,488	2,548,700	4,611,955	5,217,270
Dividends:
From net investment income:
Institutional Class Shares	(1,293,929)	(2,110,938)	(2,546,111)	(2,680,448)
Class A Shares	(103,148)	(182,556)	(304,021)	(284,030)
Class B Shares	—	—	—	(1,279)
From net realized gains from investment transactions:
Institutional Class Shares	—	—	(47,113)	—
Class A Shares	—	—	(6,003)	—
Change in net assets from shareholder dividends	(1,397,077)	(2,293,494)	(2,903,248)	(2,965,757)
Change in net assets from capital transactions	4,694,825	12,034,781	11,890,566	(16,243,252)
Change in net assets	4,696,236	12,289,987	13,599,273	(13,991,739)
Net Assets:
Beginning of year	81,815,692	69,525,705	63,048,291	77,040,030
End of year	$86,511,928	$81,815,692	$76,647,564	$63,048,291
Accumulated (distributions in excess of) net investment income	$26,876	$27,057	$(2,218)	$(4,382)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Money Market Fund		The U.S. Treasury Money Market Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$981,388,931	$1,162,528,885	$378,434,619	$425,587,614
Dividends reinvested	365	11,218	315	1,233
Cost of shares redeemed	(1,083,830,416)	(1,165,189,872)	(327,910,282)	(451,539,813)
Institutional Class Shares capital transactions	(102,441,120)	(2,649,769)	50,524,652	(25,950,966)
Class A Shares:
Proceeds from shares issued	7,903,153	16,669,165	—	—
Dividends reinvested	3,060	149,692	—	—
Cost of shares redeemed	(10,753,519)	(24,589,710)	—	—
Class A Shares capital transactions	(2,847,306)	(7,770,853)	—	—
Class B Shares:
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—
Class B Shares capital transactions	—	—	—	—
Change in net assets from capital transactions	$(105,288,426)	$(10,420,622)	$50,524,652	$(25,950,966)
Share Transactions:
Institutional Class Shares:
Issued	981,388,931	1,162,528,885	378,434,619	425,587,614
Reinvested	365	11,218	315	1,233
Redeemed	(1,083,830,416)	(1,165,189,872)	(327,910,282)	(451,539,813)
Change in Institutional Class Shares	(102,441,120)	(2,649,769)	50,524,652	(25,950,966)
Class A Shares:
Issued	7,903,153	16,669,165	—	—
Reinvested	3,060	149,692	—	—
Redeemed	(10,753,519)	(24,589,710)	—	—
Change in Class A Shares	(2,847,306)	(7,770,853)	—	—
Class B Shares:
Reinvested	—	—	—	—
Redeemed	—	—	—	—
Change in Class B Shares	—	—	—	—
Change in shares	(105,288,426)	(10,420,622)	50,524,652	(25,950,966)

(a)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B Shares were no longer offered.

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Short Term Government Income Fund		The Intermediate Term Income Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009(a)
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$24,932,763	$28,476,570	$19,810,216	$11,235,158
Dividends reinvested	432,369	875,655	876,788	1,138,182
Cost of shares redeemed	(20,309,308)	(18,983,870)	(8,774,309)	(29,740,125)
Institutional Class Shares capital transactions	5,055,824	10,368,355	11,912,695	(17,366,785)
Class A Shares:
Proceeds from shares issued	1,229,086	2,983,475	2,154,205	3,023,108
Dividends reinvested	101,946	179,391	294,917	275,232
Cost of shares redeemed	(1,692,031)	(1,496,440)	(2,471,251)	(2,069,040)
Class A Shares capital transactions	(360,999)	1,666,426	(22,129)	1,229,300
Class B Shares:
Dividends reinvested	—	—	—	560
Cost of shares redeemed	—	—	—	(106,327)
Class B Shares capital transactions	—	—	—	(105,767)
Change in net assets from capital transactions	$4,694,825	$12,034,781	$11,890,566	$(16,243,252)
Share Transactions:
Institutional Class Shares:
Issued	2,505,986	2,858,940	1,861,721	1,071,147
Reinvested	43,419	88,022	81,691	109,437
Redeemed	(2,043,577)	(1,905,972)	(822,895)	(2,842,220)
Change in Institutional Class Shares	505,828	1,040,990	1,120,517	(1,661,636)
Class A Shares:
Issued	123,554	299,936	200,846	288,361
Reinvested	10,243	18,033	27,506	26,398
Redeemed	(170,132)	(150,669)	(231,007)	(198,058)
Change in Class A Shares	(36,335)	167,300	(2,655)	116,701
Class B Shares:
Reinvested	—	—	—	55
Redeemed	—	—	—	(10,507)
Change in Class B Shares	—	—	—	(10,452)
Change in shares	469,493	1,208,290	1,117,862	(1,555,387)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Investment Activities:
Operations:
Net investment income/(loss)	$756,736	$927,947	$374,579	$543,429
Net realized gains/(losses) from investment transactions	56,526	(1,286,680)	(694,424)	(9,751,522)
Net realized gain distributions from investment companies	—	11,534	—	—
Net realized gains from disposal of investments in violation of restrictions	—	—	—	—
Change in unrealized appreciation/ depreciation from investments	3,943,319	(12,902,943)	6,896,701	(13,105,470)
Change in net assets resulting from operations	4,956,581	(13,250,142)	6,576,856	(22,313,563)
Dividends:
From net investment income:
Institutional Class Shares	(683,081)	(725,856)	(299,079)	(397,029)
Class A Shares	(34,742)	(27,501)	(80,602)	(127,731)
Class B Shares	—	—	(239)	(815)
From net realized gains from investment transactions:
Institutional Class Shares	—	(784,143)	—	—
Class A Shares	—	(34,513)	—	—
Class B Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	(237,433)	—	—
Class A Shares	—	(10,954)	—	—
Change in net assets from shareholder dividends	(717,823)	(1,820,400)	(379,920)	(525,575)
Change in net assets from capital transactions	(2,667,306)	(11,951,553)	(1,356,888)	3,397,084
Change in net assets	1,571,452	(27,022,095)	4,840,048	(19,442,054)
Net Assets:
Beginning of year	24,401,846	51,423,941	45,076,220	64,518,274
End of year	$25,973,298	$24,401,846	$49,916,268	$45,076,220
Accumulated net investment income	$8,127	$—	$10,438	$15,779

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Investment Activities:
Operations:
Net investment income/(loss)	$(65,150)	$(29,911)	$(153,842)	$(132,148)
Net realized gains/ (losses) from investment transactions	1,771,463	(28,122,314)	3,712,077	(18,803,586)
Net realized gain distributions from investment companies	—	—	—	—
Net realized gains from disposal of investments in violation of restrictions	—	—	—	5,304
Change in unrealized appreciation/ depreciation from investments	10,677,225	(25,583,064)	2,372,292	(7,675,392)
Change in net assets resulting from operations	12,383,538	(53,735,289)	5,930,527	(26,605,822)
Dividends:
From net investment income:
Institutional Class Shares	—	—	—	—
Class A Shares	—	—	—	—
Class B Shares	—	—	—	—
From net realized gains from investment transactions:
Institutional Class Shares	—	(2,499,772)	—	—
Class A Shares	—	(778,955)	—	—
Class B Shares	—	(22,452)	—	—
Return of Capital:
Institutional Class Shares	(53,671)	(18,401)	—	—
Class A Shares	(3,878)	(4,506)	—	—
Change in net assets from shareholder dividends	(57,549)	(3,324,086)	—	—
Change in net assets from capital transactions	660,165	7,750,459	(2,759,090)	(8,113,772)
Change in net assets	12,986,154	(49,308,916)	3,171,437	(34,719,594)
Net Assets:
Beginning of year	49,535,486	98,844,402	21,566,427	56,286,021
End of year	$62,521,640	$49,535,486	$24,737,864	$21,566,427
Accumulated net investment income	$—	$—	$—	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$2,420,794	$5,287,441	$5,178,185	$11,831,018
Dividends reinvested	194,557	575,977	168,174	235,818
Cost of shares redeemed	(5,254,172)	(18,293,100)	(5,599,726)	(7,195,918)
Institutional Class Shares capital transactions	(2,638,821)	(12,429,682)	(253,367)	4,870,918
Class A Shares:
Proceeds from shares issued	207,860	537,459	1,047,058	1,257,590
Dividends reinvested	34,693	72,855	80,119	126,513
Cost of shares redeemed	(271,038)	(132,185)	(2,158,861)	(2,736,239)
Class A Shares capital transactions	(28,485)	478,129	(1,031,684)	(1,352,136)
Class B Shares:
Proceeds from shares issued	—	—	1,505	2,528
Dividends reinvested	—	—	224	766
Cost of shares redeemed	—	—	(73,566)	(124,992)
Class B Shares capital transactions	—	—	(71,837)	(121,698)
Change in net assets from capital transactions	$(2,667,306)	$(11,951,553)	$(1,356,888)	$3,397,084
Share Transactions:
Institutional Class Shares:
Issued	275,632	635,869	692,190	1,657,308
Reinvested	21,329	73,590	22,857	33,937
Redeemed	(600,411)	(1,920,802)	(757,989)	(1,038,251)
Change in Institutional Class Shares	(303,450)	(1,211,343)	(42,942)	652,994
Class A Shares:
Issued	23,291	59,441	143,196	173,862
Reinvested	3,799	9,439	11,073	18,568
Redeemed	(30,872)	(14,341)	(296,322)	(382,190)
Change in Class A Shares	(3,782)	54,539	(142,053)	(189,760)
Class B Shares:
Issued	—	—	228	391
Reinvested	—	—	34	128
Redeemed	—	—	(11,068)	(17,716)
Change in Class B Shares	—	—	(10,806)	(17,197)
Change in shares	(307,232)	(1,156,804)	(195,801)	446,037

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Mid Cap Equity Fund		The Leaders Equity Fund
	For the year ended May 31, 2010	For the year ended May 31, 2009	For the year ended May 31, 2010	For the year ended May 31, 2009
Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$13,885,336	$26,075,567	$1,360,716	$4,796,296
Dividends reinvested	30,676	1,415,018	—	—
Cost of shares redeemed	(11,588,389)	(19,733,062)	(3,949,958)	(12,740,853)
Institutional Class Shares capital transactions	2,327,623	7,757,523	(2,589,242)	(7,944,557)
Class A Shares:
Proceeds from shares issued	1,436,858	4,534,052	274,592	289,739
Dividends reinvested	3,851	779,211	—	—
Cost of shares redeemed	(3,027,996)	(5,266,441)	(413,488)	(416,873)
Class A Shares capital transactions	(1,587,287)	46,822	(138,896)	(127,134)
Class B Shares:
Proceeds from shares issued	13,359	13,911	2,400	2,400
Dividends reinvested	—	22,452	—	—
Cost of shares redeemed	(93,530)	(90,249)	(33,352)	(44,481)
Class B Shares capital transactions	(80,171)	(53,886)	(30,952)	(42,081)
Change in net assets from capital transactions	$660,165	$7,750,459	$(2,759,090)	$(8,113,772)
Share Transactions:
Institutional Class Shares:
Issued	1,589,391	2,246,240	242,402	739,618
Reinvested	3,559	201,331	—	—
Redeemed	(1,355,050)	(2,485,616)	(661,257)	(2,427,510)
Change in Institutional Class Shares	237,900	(38,045)	(418,855)	(1,687,892)
Class A Shares:
Issued	178,195	421,174	45,185	48,140
Reinvested	465	115,290	—	—
Redeemed	(368,194)	(525,258)	(73,535)	(67,305)
Change in Class A Shares	(189,534)	11,206	(28,350)	(19,165)
Class B Shares:
Issued	1,963	1,827	456	445
Reinvested	—	3,878	—	—
Redeemed	(14,320)	(10,372)	(6,761)	(8,482)
Change in Class B Shares	(12,357)	(4,667)	(6,305)	(8,037)
Change in shares	36,009	(31,506)	(453,510)	(1,715,094)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Year Ended May 31, 2006	$1.00		$0.04	$	—*		$0.04		$(0.04)		$(0.04)
Class A Shares
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Year Ended May 31, 2008	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)
Year Ended May 31, 2007	$1.00		$0.05	$	—*		$0.05		$(0.05)		$(0.05)
Year Ended May 31, 2006	$1.00		$0.03	$	—*		$0.03		$(0.03)		$(0.03)

*	Less than $0.005 per share.
(a)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

Performance Funds Trust
The Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(a)
Institutional Class Shares
Year Ended May 31, 2010	$1.00	0.05%	$590,439	0.24%	0.05%	0.50%
Year Ended May 31, 2009	$1.00	0.97%	$692,904	0.48%	0.96%	0.52%
Year Ended May 31, 2008	$1.00	3.78%	$695,529	0.48%	3.56%	0.52%
Year Ended May 31, 2007	$1.00	4.86%	$451,062	0.48%	4.75%	0.52%
Year Ended May 31, 2006	$1.00	3.58%	$478,886	0.47%	3.54%	0.51%
Class A Shares
Year Ended May 31, 2010	$1.00	0.02%	$11,720	0.26%	0.02%	0.85%
Year Ended May 31, 2009	$1.00	0.78%	$14,568	0.67%	0.87%	0.87%
Year Ended May 31, 2008	$1.00	3.52%	$22,338	0.73%	3.49%	0.87%
Year Ended May 31, 2007	$1.00	4.60%	$29,016	0.73%	4.50%	0.87%
Year Ended May 31, 2006	$1.00	3.32%	$37,955	0.72%	3.28%	0.86%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains on Investments		Total from Investment Activities		Net Investment Income		Total Dividends
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2010	$1.00	$	—*	$	—*	$	—*	$	—*	$	—*
Year Ended May 31, 2009	$1.00		$0.01	$	—*		$0.01		$(0.01)		$(0.01)
Period Ended May 31, 2008(e)	$1.00		$0.02	$	—*		$0.02		$(0.02)		$(0.02)

*	Less than $0.005 per share.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(d)	Less than 0.01%.
(e)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income to Average Net Assets(b)	Ratio of Expenses to Average Net Assets(b)(c)
The U.S. Treasury Money Market Fund Institutional Class Shares
Year Ended May 31, 2010	$1.00	0.03%	$166,488	0.11%	—%(d)	0.50%
Year Ended May 31, 2009	$1.00	0.54%	$116,007	0.25%	0.50%	0.52%
Period Ended May 31, 2008(e)	$1.00	1.68%	$141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments		Total from Investment Activities	Net Investment Income	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$9.96	$0.18	$	—*	$0.18	$(0.18)	$(0.18)
Year Ended May 31, 2009	$9.92	$0.33		$0.04	$0.37	$(0.33)	$(0.33)
Year Ended May 31, 2008	$9.71	$0.38		$0.21	$0.59	$(0.38)	$(0.38)
Year Ended May 31, 2007	$9.66	$0.35		$0.07	$0.42	$(0.37)	$(0.37)
Year Ended May 31, 2006	$9.83	$0.29		$(0.15)	$0.14	$(0.31)	$(0.31)
Class A Shares
Year Ended May 31, 2010	$9.95	$0.16		$0.01	$0.17	$(0.16)	$(0.16)
Year Ended May 31, 2009	$9.92	$0.31		$0.03	$0.34	$(0.31)	$(0.31)
Year Ended May 31, 2008	$9.70	$0.36		$0.22	$0.58	$(0.36)	$(0.36)
Year Ended May 31, 2007	$9.65	$0.33		$0.07	$0.40	$(0.35)	$(0.35)
Year Ended May 31, 2006	$9.82	$0.28		$(0.15)	$0.13	$(0.30)	$(0.30)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$9.96	1.81%	$80,209	0.72%	1.78%	0.72%	66.00%
Year Ended May 31, 2009	$9.96	3.75%	$75,152	0.74%	3.27%	0.74%	31.95%
Year Ended May 31, 2008	$9.92	6.14%	$64,546	0.77%	3.76%	0.81%	28.90%
Year Ended May 31, 2007	$9.71	4.44%	$63,663	0.77%	3.64%	0.77%	37.78%
Year Ended May 31, 2006	$9.66	1.48%	$102,892	0.74%	2.95%	0.74%	35.38%
Class A Shares
Year Ended May 31, 2010	$9.96	1.72%	$6,303	0.90%	1.62%	1.00%	66.00%
Year Ended May 31, 2009	$9.95	3.45%	$6,664	0.92%	3.07%	1.02%	31.95%
Year Ended May 31, 2008	$9.92	6.07%	$4,980	0.94%	3.60%	1.09%	28.90%
Year Ended May 31, 2007	$9.70	4.25%	$5,245	0.95%	3.47%	1.05%	37.78%
Year Ended May 31, 2006	$9.65	1.30%	$6,254	0.93%	2.75%	1.02%	35.38%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$10.59	$0.44	$0.26	$0.70	$(0.44)	$(0.01)	$(0.45)
Year Ended May 31, 2009	$10.26	$0.43	$0.34	$0.77	$(0.44)	$—	$(0.44)
Year Ended May 31, 2008	$9.99	$0.45	$0.27	$0.72	$(0.45)	$—	$(0.45)
Year Ended May 31, 2007	$9.95	$0.46	$0.04	$0.50	$(0.46)	$—	$(0.46)
Year Ended May 31, 2006	$10.45	$0.48	$(0.50)	$(0.02)	$(0.48)	$—	$(0.48)
Class A Shares
Year Ended May 31, 2010	$10.58	$0.41	$0.26	$0.67	$(0.41)	$(0.01)	$(0.42)
Year Ended May 31, 2009	$10.25	$0.41	$0.34	$0.75	$(0.42)	$—	$(0.42)
Year Ended May 31, 2008	$9.98	$0.44	$0.27	$0.71	$(0.44)	$—	$(0.44)
Year Ended May 31, 2007	$9.94	$0.45	$0.04	$0.49	$(0.45)	$—	$(0.45)
Year Ended May 31, 2006	$10.44	$0.46	$(0.50)	$(0.04)	$(0.46)	$—	$(0.46)

(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge) (a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$10.84	6.67%	$68,827	0.80%	4.03%	0.84%	11.62%
Year Ended May 31, 2009	$10.59	7.71%	$55,380	0.81%	4.20%	0.85%	3.88%
Year Ended May 31, 2008	$10.26	7.34%	$70,700	0.81%	4.41%	0.90%	10.56%
Year Ended May 31, 2007	$9.99	5.12%	$78,322	0.86%	4.50%	0.90%	5.62%
Year Ended May 31, 2006	$9.95	(0.22)%	$41,187	0.87%	4.65%	0.92%	1.56%
Class A Shares
Year Ended May 31, 2010	$10.83	6.47%	$7,820	0.98%	3.85%	1.12%	11.62%
Year Ended May 31, 2009	$10.58	7.51%	$7,668	1.00%	4.00%	1.14%	3.88%
Year Ended May 31, 2008	$10.25	7.16%	$6,233	0.98%	4.23%	1.17%	10.56%
Year Ended May 31, 2007	$9.98	4.94%	$6,173	0.98%	4.40%	1.12%	5.62%
Year Ended May 31, 2006	$9.94	(0.39)%	$6,628	1.04%	4.48%	1.19%	1.56%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$7.63	$0.26		$1.34	$1.60	$(0.25)	$—	$—	$(0.25)
Year Ended May 31, 2009	$11.81	$0.26		$(3.91)	$(3.65)	$(0.22)	$(0.07)	$(0.24)	$(0.53)
Year Ended May 31, 2008	$12.58	$0.33	(b)	$(0.38)	$(0.05)	$(0.33)	$—	$(0.39)	$(0.72)
Year Ended May 31, 2007	$10.77	$0.28		$1.96	$2.24	$(0.30)	$—	$(0.13)	$(0.43)
Year Ended May 31, 2006	$10.23	$0.31		$0.57	$0.88	$(0.27)	$(0.03)	$(0.04)	$(0.34)
Class A Shares
Year Ended May 31, 2010	$7.64	$0.24		$1.35	$1.59	$(0.23)	$—	$—	$(0.23)
Year Ended May 31, 2009	$11.83	$0.25		$(3.92)	$(3.67)	$(0.21)	$(0.07)	$(0.24)	$(0.52)
Year Ended May 31, 2008	$12.60	$0.30	(b)	$(0.38)	$(0.08)	$(0.30)	$—	$(0.39)	$(0.69)
Year Ended May 31, 2007	$10.78	$0.25		$1.96	$2.21	$(0.26)	$—	$(0.13)	$(0.39)
Year Ended May 31, 2006	$10.23	$0.30		$0.57	$0.87	$(0.25)	$(0.03)	$(0.04)	$(0.32)

(a)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(b)	Amounts calculated using the daily average shares method.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income to Average Net Assets	Ratio of Expenses to Average Net Assets(a)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$8.98	20.90%	$24,544	0.95%	2.86%	1.22%	4.00%
Year Ended May 31, 2009	$7.63	(30.84)%	$23,158	0.95%	3.13%	1.20%	8.05%
Year Ended May 31, 2008	$11.81	(0.27)%	$50,145	0.95%	2.81%	1.17%	6.61%
Year Ended May 31, 2007	$12.58	21.25%	$54,103	0.95%	2.56%	1.13%	17.04%
Year Ended May 31, 2006	$10.77	8.67%	$32,250	0.95%	2.89%	1.17%	8.92%
Class A Shares
Year Ended May 31, 2010	$9.00	20.79%	$1,429	1.20%	2.62%	1.50%	4.00%
Year Ended May 31, 2009	$7.64	(31.02)%	$1,243	1.20%	2.97%	1.48%	8.05%
Year Ended May 31, 2008	$11.83	(0.48)%	$1,279	1.20%	2.55%	1.44%	6.61%
Year Ended May 31, 2007	$12.60	20.89%	$1,924	1.20%	2.28%	1.41%	17.04%
Year Ended May 31, 2006	$10.78	8.53%	$1,373	1.20%	2.73%	1.52%	8.92%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$6.55		$0.06	$0.91	$0.97	$(0.06)	$—	$(0.06)
Year Ended May 31, 2009	$10.03		$0.08	$(3.48)	$(3.40)	$(0.08)	$—	$(0.08)
Year Ended May 31, 2008	$12.43		$0.06	$(0.61)	$(0.55)	$(0.06)	$(1.79)	$(1.85)
Year Ended May 31, 2007	$14.21		$0.09	$1.87	$1.96	$(0.10)	$(3.64)	$(3.74)
Year Ended May 31, 2006	$15.12		$0.05	$1.44	$1.49	$(0.04)	$(2.36)	$(2.40)
Class A Shares
Year Ended May 31, 2010	$6.45		$0.05	$0.89	$0.94	$(0.05)	$—	$(0.05)
Year Ended May 31, 2009	$9.88		$0.07	$(3.43)	$(3.36)	$(0.07)	$—	$(0.07)
Year Ended May 31, 2008	$12.28		$0.05	$(0.61)	$(0.56)	$(0.05)	$(1.79)	$(1.84)
Year Ended May 31, 2007	$14.08		$0.07	$1.85	$1.92	$(0.08)	$(3.64)	$(3.72)
Year Ended May 31, 2006	$15.01		$0.03	$1.43	$1.46	$(0.03)	$(2.36)	$(2.39)
Class B Shares
Year Ended May 31, 2010	$5.84		$(0.02)	$0.82	$0.80	$(0.01)	$—	$(0.01)
Year Ended May 31, 2009	$8.97	$	— *	$(3.10)	$(3.10)	$(0.03)	$—	$(0.03)
Year Ended May 31, 2008	$11.38		$(0.07)	$(0.52)	$(0.59)	$(0.03)	$(1.79)	$(1.82)
Year Ended May 31, 2007	$13.34		$(0.04)	$1.75	$1.71	$(0.03)	$(3.64)	$(3.67)
Year Ended May 31, 2006	$14.42		$(0.08)	$1.36	$1.28	$—	$(2.36)	$(2.36)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.06% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$7.46	14.82%	$37,628	1.07%	0.81%	1.07%	46.81%
Year Ended May 31, 2009	$6.55	(33.93)%	$33,308	1.07%	1.16%	1.07%	57.10%
Year Ended May 31, 2008	$10.03	(5.27)%	$44,461	1.09%	0.61%	1.14%	51.79%
Year Ended May 31, 2007	$12.43	16.30%	$39,081	1.08%	0.75%	1.08%	108.51%
Year Ended May 31, 2006	$14.21	10.12%	$52,782	1.04%	0.38%	1.04%	79.00%
Class A Shares
Year Ended May 31, 2010	$7.34	14.54%	$12,216	1.27%	0.61%	1.37%	46.81%
Year Ended May 31, 2009	$6.45	(34.06)%	$11,642	1.27%	0.93%	1.37%	57.10%
Year Ended May 31, 2008	$9.88	(5.44)%	$19,709	1.26%	0.43%	1.41%	51.79%
Year Ended May 31, 2007	$12.28	16.15%	$23,711	1.26%	0.54%	1.36%	108.51%
Year Ended May 31, 2006	$14.08	9.93%	$25,971	1.21%	0.20%	1.31%	79.00%
Class B Shares
Year Ended May 31, 2010	$6.63	13.77%	$72	2.02%	(0.13)%	2.02%	46.81%
Year Ended May 31, 2009	$5.84	(34.53)%	$126	2.02%	0.11%	2.02%	57.10%
Year Ended May 31, 2008	$8.97	(6.19)%	$348	2.01%	(0.36)%	2.07%	51.79%
Year Ended May 31, 2007	$11.38	15.32%	$1,104	1.99%	(0.16)%	1.99%	108.51%
Year Ended May 31, 2006	$13.34	9.04%	$2,334	1.96%	(0.54)%	1.96%	79.00%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)		Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Net Investment Income		Return of Capital		Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$7.23	$	—*	$1.85	$1.85		$—		$(0.01)	$—		$(0.01)
Year Ended May 31, 2009	$14.34	$	—*	$(6.68)	$(6.68)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.72		$(0.04)	$1.01	$0.97	$	—*		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.65		$(0.02)	$2.26	$2.24		$(0.02)		$—	$(3.15)		$(3.17)
Year Ended May 31, 2006	$15.97		$(0.01)	$1.98	$1.97	$	—*		$—	$(2.29)		$(2.29)
Class A Shares
Year Ended May 31, 2010	$6.94		$(0.02)	$1.78	$1.76		$—	$	—*	$—	$	—*
Year Ended May 31, 2009	$13.82		$(0.02)	$(6.43)	$(6.45)		$—	$	—*	$(0.43)		$(0.43)
Year Ended May 31, 2008	$14.26		$(0.06)	$0.97	$0.91		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$15.27		$(0.06)	$2.21	$2.15		$(0.01)		$—	$(3.15)		$(3.16)
Year Ended May 31, 2006	$15.66		$(0.04)	$1.94	$1.90		$—		$—	$(2.29)		$(2.29)
Class B Shares
Year Ended May 31, 2010	$5.93		$(0.08)	$1.52	$1.44		$—		$—	$—		$—
Year Ended May 31, 2009	$12.01		$(0.07)	$(5.58)	$(5.65)		$—		$—	$(0.43)		$(0.43)
Year Ended May 31, 2008	$12.65		$(0.17)	$0.88	$0.71		$—		$—	$(1.35)		$(1.35)
Year Ended May 31, 2007	$14.00		$(0.16)	$1.97	$1.81		$(0.01)		$—	$(3.15)		$(3.16)
Year Ended May 31, 2006	$14.62		$(0.14)	$1.81	$1.67		$—		$—	$(2.29)		$(2.29)

*	Less than $0.005 per share.
(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(b)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Income/(Loss) to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$9.07	25.61%	$47,005	1.17%	(0.06)%	1.17%	74.07%
Year Ended May 31, 2009	$7.23	(46.47)%	$35,761	1.14%	0.02%	1.14%	117.36%
Year Ended May 31, 2008	$14.34	6.85%	$71,496	1.15%	(0.31)%	1.20%	63.22%
Year Ended May 31, 2007	$14.72	17.58%	$59,283	1.20%	(0.24)%	1.20%	66.55%
Year Ended May 31, 2006	$15.65	12.50%	$74,275	1.14%	(0.08)%	1.14%	79.67%
Class A Shares
Year Ended May 31, 2010	$8.70	25.39%	$15,205	1.37%	(0.25)%	1.47%	74.07%
Year Ended May 31, 2009	$6.94	(46.57)%	$13,451	1.33%	(0.20)%	1.43%	117.36%
Year Ended May 31, 2008	$13.82	6.64%	$26,637	1.32%	(0.48)%	1.47%	63.22%
Year Ended May 31, 2007	$14.26	17.46%	$25,851	1.37%	(0.40)%	1.47%	66.55%
Year Ended May 31, 2006	$15.27	12.28%	$28,752	1.32%	(0.26)%	1.42%	79.67%
Class B Shares
Year Ended May 31, 2010	$7.37	24.28%	$311	2.12%	(1.00)%	2.12%	74.07%
Year Ended May 31, 2009	$5.93	(46.95)%	$323	2.08%	(0.95)%	2.08%	117.36%
Year Ended May 31, 2008	$12.01	5.86%	$711	2.07%	(1.22)%	2.12%	63.22%
Year Ended May 31, 2007	$12.65	16.46%	$1,028	2.13%	(1.15)%	2.13%	66.55%
Year Ended May 31, 2006	$14.00	11.53%	$1,412	2.06%	(1.01)%	2.06%	79.67%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
	Net Asset Value, Beginning of Period	Net Investment Loss	Net Realized and Unrealized Gains/(Losses) on Investments	Total from Investment Activities	Return of Capital	Net Realized Gains	Total Dividends
Institutional Class Shares
Year Ended May 31, 2010	$5.08	$(0.04)	$1.49	$1.45	$—	$—	$—
Year Ended May 31, 2009	$9.45	$(0.03)	$(4.34)	$(4.37)	$—	$—	$—
Year Ended May 31, 2008	$10.56	$(0.04)	$0.01	$(0.03)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.75	$(0.02)	$1.55	$1.53	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$8.11	$(0.04)	$1.68	$1.64	$—	$—	$—
Class A Shares
Year Ended May 31, 2010	$4.96	$(0.05)	$1.44	$1.39	$—	$—	$—
Year Ended May 31, 2009	$9.24	$(0.04)	$(4.24)	$(4.28)	$—	$—	$—
Year Ended May 31, 2008	$10.38	$(0.07)	$0.01	$(0.06)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.63	$(0.05)	$1.52	$1.47	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$8.02	$(0.05)	$1.66	$1.61	$—	$—	$—
Class B Shares
Year Ended May 31, 2010	$4.59	$(0.10)	$1.35	$1.25	$—	$—	$—
Year Ended May 31, 2009	$8.62	$(0.10)	$(3.93)	$(4.03)	$—	$—	$—
Year Ended May 31, 2008	$9.82	$(0.15)	$0.03	$(0.12)	$(0.03)	$(1.05)	$(1.08)
Year Ended May 31, 2007	$9.21	$(0.14)	$1.47	$1.33	$—	$(0.72)	$(0.72)
Year Ended May 31, 2006	$7.73	$(0.12)	$1.60	$1.48	$—	$—	$—

(a)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.
(b)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.
(c)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund (continued)
Financial Highlights

	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(a)	Net Assets at End of Period (000’s)	Ratio of Expenses to Average Net Assets(a)	Ratio of Net Investment Loss to Average Net Assets(a)	Ratio of Expenses to Average Net Assets(b)	Portfolio Turnover(c)
Institutional Class Shares
Year Ended May 31, 2010	$6.53	28.54%	$23,110	1.25%	(0.63)%	1.57%	121.53%
Year Ended May 31, 2009	$5.08	(46.24)%	$20,126	1.25%	(0.35)%	1.48%	152.98%
Year Ended May 31, 2008	$9.45	(0.94)%	$53,353	1.20%	(0.48)%	1.49%	135.97%
Year Ended May 31, 2007	$10.56	16.77%	$49,767	1.25%	(0.22)%	1.48%	151.32%
Year Ended May 31, 2006	$9.75	20.22%	$50,064	1.25%	(0.39)%	1.48%	141.77%
Class A Shares
Year Ended May 31, 2010	$6.35	28.02%	$1,547	1.50%	(0.87)%	1.87%	121.53%
Year Ended May 31, 2009	$4.96	(46.32)%	$1,349	1.50%	(0.60)%	1.77%	152.98%
Year Ended May 31, 2008	$9.24	(1.26)%	$2,690	1.45%	(0.73)%	1.77%	135.97%
Year Ended May 31, 2007	$10.38	16.35%	$2,788	1.50%	(0.47)%	1.75%	151.32%
Year Ended May 31, 2006	$9.63	20.07%	$3,183	1.50%	(0.66)%	1.75%	141.77%
Class B Shares
Year Ended May 31, 2010	$5.84	27.23%	$80	2.25%	(1.63)%	2.52%	121.53%
Year Ended May 31, 2009	$4.59	(46.75)%	$92	2.25%	(1.38)%	2.42%	152.98%
Year Ended May 31, 2008	$8.62	(1.98)%	$242	2.20%	(1.47)%	2.42%	135.97%
Year Ended May 31, 2007	$9.82	15.54%	$357	2.25%	(1.21)%	2.40%	151.32%
Year Ended May 31, 2006	$9.21	19.15%	$508	2.25%	(1.39)%	2.40%	141.77%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
May 31, 2010

1. Organization

Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. The Funds each offer Institutional Class Shares and Class A Shares, except for The U.S. Treasury Money Market Fund which offers only Institutional Class Shares. The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund also offer Class B Shares.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ investments as of May 31, 2010, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Money Market Fund
U.S. Government Agency Securities	$—	$267,495,987	$267,495,987
Commercial Paper	—	130,981,365	130,981,365
U.S. Treasury Obligations	—	179,991,924	179,991,924
Repurchase Agreements	—	23,767,592	23,767,592
Total	—	602,236,868	602,236,868
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	161,465,240	161,465,240
Investment Companies	5,057,903	—	5,057,903
Total	5,057,903	161,465,240	166,523,143

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
The Short Term Government Income Fund
U.S. Government Agency Securities	$—	$49,987,069	$49,987,069
Corporate Bonds	—	5,911,733	5,911,733
U.S. Treasury Obligations	—	25,998,281	25,998,281
Investment Companies	1,789,278	—	1,789,278
Total	1,789,278	81,897,083	83,686,361
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	46,726,797	46,726,797
U.S. Treasury Bonds	—	502,031	502,031
U.S. Treasury Notes	—	12,763,692	12,763,692
U.S. Treasury Strips	—	150,458	150,458
Corporate Bonds	—	15,565,787	15,565,787
Investment Companies	523,317	—	523,317
Total	523,317	75,708,765	76,232,082
The Strategic Dividend Fund
Common Stocks	24,677,352	—	24,677,352
Investment Companies	1,196,442	—	1,196,442
Total	25,873,794	—	25,873,794
The Large Cap Equity Fund
Common Stocks	48,319,149	—	48,319,149
Investment Companies	1,527,667	—	1,527,667
Total	49,846,816	—	49,846,816
The Mid Cap Equity Fund
Common Stocks	58,092,847	—	58,092,847
Investment Companies	4,408,969	—	4,408,969
Total	62,501,816	—	62,501,816
The Leaders Equity Fund
Common Stocks	23,510,530	—	23,510,530
Investment Companies	1,219,815	—	1,219,815
Total	24,730,345	—	24,730,345

The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of May 31, 2010 from the valuation input levels used on February 28, 2010.

U.S. Treasury Temporary Guarantee Program for Money Market Funds:

In October 2008, the Board approved the participation of The Money Market Fund (the “Fund”) in the U.S. Treasury Department (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guaranteed the share price of shares of the Fund outstanding as of September 19, 2008 at

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

$1.00 per share if the Fund’s net asset value fell below $0.995 per share and was not promptly restored to $1.00. Recovery under the Program was subject to certain conditions and limitations.

Participation in the Program through December 18, 2008 required a payment to the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. On November 24, 2008, the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009. In December 2008, the Board approved the Fund’s extended participation in the Program through April 30, 2009. On March 31, 2009, the Secretary of the Treasury extended the Program further through September 18, 2009. In April 2009, the Board approved the Fund’s continued participation in the Program through September 18, 2009. Participation in each of the extensions of the Program required an additional payment in the amount of 0.015% of the net asset value of the Fund as of September 19, 2008. The expense of the Program is included within the Fund’s Statement of Operations. The Program ceased operation on September 18, 2009.

Repurchase Agreements:

The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark” or “Advisor”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At May 31, 2010, the Funds held no illiquid restricted securities.

Security Transactions and Related Investment Income:

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

Securities Lending:

The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A., pursuant to a Global Securities Lending Agreement, as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

During the year ended and as of May 31, 2010, the Funds had no securities on loan.

Expense Allocation:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:

The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Subsequent Events:

The Funds have evaluated subsequent events and there are none to report.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

3. Related Party Transactions

Advisor and Custodian:

Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management Company, which receives a fee, payable by Trustmark. For the year ended May 31, 2010, the advisory fee rates were as follows:

Advisory Fee Rate
The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration:

Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly at 0.0575% or 5.75 basis points of the first $1 billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over $1 billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under both agreements, the Funds paid $112,114 for the year ended May 31, 2010, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan:

BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

and 1.00% of the average daily net assets of Class B Shares. Prior to October 1, 2009, Performance Funds Distributor, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC, served as distribution agent of the Funds and received the fees as noted above.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period from October 1, 2009 through May 31, 2010, the Distributor received $3,798 from commissions earned on sales of the Funds. For the period from June 1, 2009 to October 1, 2009, Performance Funds Distributor, LLC received $2,500 from commissions earned on sales of the Funds. For the year ended May 31, 2010, the Funds re-allowed $128 to affiliated broker/dealers of the Funds.

Service Organization:

The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Strategic Dividend Fund do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:

Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:

The Advisor and the Distributor have voluntarily reduced fees as stated in the Statements of Operations. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions.

The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Strategic Dividend Fund and The Leaders Equity Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

Fund	Class	Expense Limitation
The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2010. As of May 31, 2010, the following amounts have been contractually waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

Fund	Amount Waived or Reimbursed	Expires May 31,
The Strategic Dividend Fund	$112,201	2011
	74,009	2012
	69,637	2013
The Leaders Equity Fund	124,320	2011
	83,707	2012
	75,543	2013

The Advisor has agreed to waive fees or reimburse expenses by amounts necessary to maintain a minimum yield for each class of The Money Market Fund and U.S. Treasury Money Market Fund as stated in the table below:

Fund	Class	Minimum Yield
The Money Market Fund	Institutional	0.03%
The Money Market Fund	A	0.02%
The U.S. Treasury Money Market Fund	Institutional	0.02%

Prior to April 9, 2010, the minimum yield for The Money Market Fund, Institutional Class Shares was 0.05%. The amounts waived and/or reimbursed are not subject to repayment at a future time.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) for the year ended May 31, 2010 is noted below:

Fund	Fair Value 5/31/09	Purchases	Sales	Fair Value 5/31/10	Income
The Short Term Government Income Fund	$1,292,210	$31,540,792	$(31,043,724)	$1,789,278	$1,037
The Intermediate Term Income Fund	12,784	25,643,761	(25,133,228)	523,317	696
The Strategic Dividend Fund	348,324	3,660,111	(3,896,613)	111,822	105
The Large Cap Equity Fund	1,956,998	5,633,125	(6,062,456)	1,527,667	760
The Mid Cap Equity Fund	586,410	12,413,306	(10,393,717)	2,605,999	853
The Leaders Equity Fund	506,420	7,014,687	(6,520,172)	1,000,935	301

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

4. Purchases and Sales of Securities

Purchases and sales of securities for the year ended May 31, 2010, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$38,438,364	$36,061,088
The Intermediate Term Income Fund	19,222,464	8,040,693
The Strategic Dividend Fund	1,040,037	3,300,689
The Large Cap Equity Fund	22,322,218	23,203,919
The Mid Cap Equity Fund	40,554,208	40,153,502
The Leaders Equity Fund	27,672,234	31,049,385

The above table includes purchases and sales of U.S. Government securities. Purchases and sales of U.S. Government securities for the year ended May 31, 2010, were as follows:

Fund	Purchases	Sales
The Short Term Government Income Fund	$38,438,364	$27,736,088
The Intermediate Term Income Fund	11,713,721	5,535,386

5. Risks

Each Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by a Fund. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. Each Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

6. Federal Income Taxes

Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

At May 31, 2010, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)
The Money Market Fund	$602,236,868	$—	$—	$—
The U.S. Treasury Money Market Fund	166,523,143	—	—	—
The Short Term Government Income Fund	82,508,696	1,177,766	(101)	1,177,665
The Intermediate Term Income Fund	70,556,152	5,708,193	(32,263)	5,675,930
The Strategic Dividend Fund	28,230,678	3,051,100	(5,407,984)	(2,356,884)
The Large Cap Equity Fund	45,264,581	6,399,562	(1,817,327)	4,582,235
The Mid Cap Equity Fund	52,091,033	11,528,083	(1,117,300)	10,410,783
The Leaders Equity Fund	21,359,758	4,336,971	(966,384)	3,370,587

The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

The tax character of dividends paid during the fiscal year ended May 31, 2010, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$344,290	$—	$344,290	$—	$344,290
The U.S. Treasury Money Market Fund	55,275	—	55,275	—	55,275
The Short Term Government Income Fund	1,432,096	—	1,432,096	—	1,432,096
The Intermediate Term Income Fund	2,830,769	53,122	2,883,891	—	2,883,891
The Strategic Dividend Fund	648,613	—	648,613	—	648,613
The Large Cap Equity Fund	363,429	—	363,429	—	363,429
The Mid Cap Equity Fund	—	—	—	57,549	57,549

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

The tax character of dividends paid during the fiscal year ended May 31, 2009, were as follows:

	Dividends paid from
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Return of Capital	Total Distributions Paid[1]
The Money Market Fund	$8,226,129	$—	$8,226,129	$—	$8,226,129
The U.S. Treasury Money Market Fund	975,850	—	975,850	—	975,850
The Short Term Government Income Fund	2,308,447	—	2,308,447	—	2,308,447
The Intermediate Term Income Fund	2,977,150	—	2,977,150	—	2,977,150
The Strategic Dividend Fund	872,210	792,155	1,664,365	248,387	1,912,752
The Large Cap Equity Fund	544,932	—	544,932	—	544,932
The Mid Cap Equity Fund	—	3,301,179	3,301,179	22,907	3,324,086

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

As of May 31, 2010, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable[1]	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)[2]	Total Accumulated Earnings (Deficit)
The Money Market Fund	$14,688	$—	$14,688	$(15,185)	$(3,431)	$—	$(3,928)
The U.S. Treasury Money Market Fund	4,604	—	4,604	(2,567)	—	—	2,037
The Short Term Government Income Fund	87,242	—	87,242	(60,366)	(1,834,481)	1,177,665	(629,940)
The Intermediate Term Income Fund	145,917	—	145,917	(148,134)	(24,345)	5,675,930	5,649,368
The Strategic Dividend Fund	77,337	—	77,337	(69,210)	(1,689,903)	(2,356,884)	(4,038,660)
The Large Cap Equity Fund	26,928	—	26,928	(16,490)	(10,528,957)	4,582,235	(5,936,284)
The Mid Cap Equity Fund	—	—	—	—	(26,392,053)	10,410,783	(15,981,270)
The Leaders Equity Fund	—	—	—	—	(15,963,740)	3,370,587	(12,593,153)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.
[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

As of May 31, 2010, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires
The Short Term Government Income Fund	$77,458	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Strategic Dividend Fund	1,689,903	2018
The Large Cap Equity Fund	2,393,653	2017
	8,103,244	2018
The Mid Cap Equity Fund	5,623,414	2017
	20,768,639	2018
The Leaders Equity Fund	3,885,103	2017
	12,078,637	2018

During the year ended May 31, 2010, The Short Term Government Fund utilized $9,452 in capital loss carryforwards.

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2011.

Post-October Capital Losses
The Money Market Fund	$3,431
The Intermediate Term Income Fund	24,345
The Large Cap Equity Fund	32,060

7. Legal and Regulatory Matters

On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc., consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries were acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. A proposed plan of distribution, (“Fair Fund Plan”) was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The SEC approved the proposed Fair Fund Plan on September 25, 2009 and the Funds have complied timely with all subsequent communication in order to receive their share, if any, of the distribution. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

8. Special Meeting of Shareholders (unaudited)

On Wednesday, April 28, 2010, a Special Meeting of Shareholders was held to consider the election of five Trustees of the Trust and the approval of an amendment of the Trust’s Trust Instrument to allow the Board of Trustees to terminate the Trust, or a Fund or class within the Trust, without obtaining shareholder approval. The results of the meeting are as follows:

1. The election of five trustees of the Trust:

Walter P. Neely	No. of Shares	% of Shares Voted
FOR:	489,126,720	100%
WITHHELD:	2,591	0%
TOTAL:	489,129,311	100%

Performance Funds Trust
Notes to Financial Statements (continued)
May 31, 2010

Joe J. Powell III	No. of Shares	% of Shares Voted
FOR:	489,126,720	100%
WITHHELD:	2,591	0%
TOTAL:	489,129,311	100%

Duane Dewey*	No. of Shares	% of Shares Voted
FOR:	489,126,720	100%
WITHHELD:	2,591	0%
TOTAL:	489,129,311	100%

Shirley F. Olson	No. of Shares	% of Shares Voted
FOR:	489,126,720	100%
WITHHELD:	2,591	0%
TOTAL:	489,129,311	100%

Michael Allen	No. of Shares	% of Shares Voted
FOR:	489,126,720	100%
WITHHELD:	2,591	0%
TOTAL:	489,129,311	100%

2. Approval of an amendment of the Trust’s Trust Instrument:

	No. of Shares	% of Shares Voted
FOR:	484,946,763	99.14%
AGAINST:	318,553	0.07%
ABSTAINING:	3,863,995	0.79%
TOTAL:	489,129,311	100%

*	Mr. Dewey resigned as an Interested Trustee effective May 6, 2010.

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of
Performance Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (each a series of Performance Funds Trust, hereinafter referred to as the “Funds”), including the schedules of portfolio investments, as of May 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights for the period ended May 31, 2006 were audited by other auditors whose report thereon dated July 28, 2006, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2010, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of May 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio
July 26, 2010

Performance Funds Trust
Additional Information (Unaudited)

Holdings Tables (Unaudited)

The Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

U.S. Government Agency Securities	44.4%
U.S. Treasury Bills	29.9%
Financial Services	8.7%
Beverages	8.6%
Oil & Gas	4.5%
Repurchase Agreements	3.9%
Other Assets/Liabilities	0.0%
Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

U.S. Treasury Bills	97.0%
Investment Companies	3.0%
Other Assets/Liabilities	0.0%
Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

U.S. Government Agency Securities	57.8%
U.S. Treasury Bills	30.0%
Insurance	3.6%
Other Assets/Liabilities	3.3%
Financial Services	3.2%
Investment Companies	2.1%
Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

U.S. Government Agency Securities	61.0%
U.S. Treasuries	17.5%
Financial Services	12.3%
Telecommunications	1.8%
Consumer Goods & Services	1.8%
Insurance	1.4%
Oil & Gas	1.3%
Industrials	1.3%
Investment Companies	0.7%
Other Assets/Liabilities	0.5%
Utilities	0.4%
Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Oil & Gas	19.4%
Utilities	17.3%
Consumer Goods & Services	12.3%
Financial Services	9.5%
Health Care	7.9%
Metals & Mining	4.7%
Investment Companies	4.6%
Chemicals	4.6%
Real Estate Investment Trusts	3.9%
Telecommunications	3.4%
Retail	2.8%
Railroads	2.7%
Aerospace/Defense	2.1%
Diversified	1.8%
Insurance	1.6%
Industrials	1.0%
Other Assets/Liabilities	0.4%
Total	100.0%

Performance Funds Trust
Additional Information (Unaudited) (continued)

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Technology	19.5%
Health Care	12.7%
Consumer Goods & Services	10.1%
Retail	9.2%
Financial Services	8.4%
Oil & Gas	8.1%
Telecommunications	6.2%
Aerospace/Defense	5.3%
Insurance	4.0%
Diversified	3.3%
Investment Companies	3.1%
Chemicals	1.7%
Utilities	1.5%
Entertainment	1.5%
Industrials	1.3%
Railroads	1.3%
Metals & Mining	0.7%
Transportation	0.7%
Services	0.6%
Software	0.4%
Real Estate Investment Trusts	0.3%
Other Assets/Liabilities	0.1%
Total	100.0%

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Retail	12.5%
Health Care	11.1%
Consumer Goods & Services	10.2%
Technology	8.6%
Investment Companies	7.1%
Oil & Gas	6.7%

Real Estate Investment Trusts	6.2%
Industrials	6.0%
Insurance	5.5%
Services	5.0%
Financial Services	4.5%
Utilities	3.8%
Software	3.1%
Chemicals	3.0%
Metals & Mining	2.8%
Telecommunications	1.5%
Transportation	1.2%
Aerospace/Defense	0.8%
Diversified	0.4%
Other Assets/Liabilities	0.0%
Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of May 31, 2010:

Retail	16.7%
Consumer Goods & Services	15.0%
Technology	13.1%
Industrials	12.2%
Health Care	9.6%
Oil & Gas	9.3%
Investment Companies	4.9%
Telecommunications	3.3%
Insurance	3.3%
Services	3.3%
Software	3.2%
Aerospace/Defense	3.1%
Chemicals	3.0%
Other Assets/Liabilities	0.0%
Total	100.0%

Performance Funds Trust
Expense Comparisons (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 through May 31, 2010.

Actual Returns

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 12/1/09	Ending Account Value 5/31/10	Expenses Paid During Period* 12/1/09-5/31/10	Expense Ratio During Period** 12/1/09-5/31/10
The Money Market Fund — Institutional Class	$1,000.00	$1,000.30	$0.80	0.16%
The Money Market Fund — Class A	1,000.00	1,000.10	0.95	0.19%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.20	0.40	0.08%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,003.40	3.60	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,002.40	4.54	0.91%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,019.60	4.03	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,018.70	4.98	0.99%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,006.10	4.75	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,006.00	6.00	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	992.90	5.27	1.06%
The Large Cap Equity Fund — Class A	1,000.00	990.70	6.25	1.26%
The Large Cap Equity Fund — Class B	1,000.00	987.50	10.01	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,110.20	6.10	1.16%
The Mid Cap Equity Fund — Class A	1,000.00	1,108.60	7.15	1.36%
The Mid Cap Equity Fund — Class B	1,000.00	1,103.30	11.06	2.11%
The Leaders Equity Fund — Institutional Class	1,000.00	1,106.80	6.57	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,104.30	7.87	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,099.80	11.78	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
**	Annualized.

Performance Funds Trust
Expense Comparisons (Unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/09	Ending Account Value 5/31/10	Expenses Paid During Period* 12/1/09-5/31/10	Expense Ratio During Period** 12/1/09-5/31/10
The Money Market Fund — Institutional Class	$1,000.00	$1,024.13	$0.81	0.16%
The Money Market Fund — Class A	1,000.00	1,023.98	0.96	0.19%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.53	0.40	0.08%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.34	3.63	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,020.39	4.58	0.91%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,020.94	4.03	0.80%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.00	4.99	0.99%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.19	4.78	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,018.95	6.04	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.65	5.34	1.06%
The Large Cap Equity Fund — Class A	1,000.00	1,018.65	6.34	1.26%
The Large Cap Equity Fund — Class B	1,000.00	1,014.86	10.15	2.02%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.15	5.84	1.16%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.15	6.84	1.36%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.41	10.60	2.11%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.70	6.29	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.45	7.54	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.71	11.30	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.
**	Annualized.

Performance Funds Trust
Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)

The Board of the Trust determined on February 18, 2010 to renew (i) the Trust’s investment advisory contract with Trustmark (the “Advisory Contract”) and (ii) the Trust’s sub-advisory contract with Trustmark and Orleans Capital Management (“Orleans”) with respect to The Strategic Dividend Fund (the “Sub-Advisory Contract” and together with the Advisory Contract, the “Contracts”). Prior to making its determination, the Board received detailed information from Trustmark and Orleans relating to its consideration of the Contracts, including, among other things, (i) performance data of each Fund and its peer groups (ii) data concerning the fees and expenses of each Fund as compared to its Lipper Peer Group, (iii) performance data of each Fund as compared to relative indices, (iv) the financial statements of Trustmark and Orleans and (v) Trustmark’s and Orleans’ respective memoranda to the Board addressing specific information requested by the Board’s independent counsel. In addition, the Board reviewed a memorandum from its independent counsel detailing the Board’s duties and responsibilities in considering the renewal of the Contracts.

In reaching its decision to renew the Contracts, the Board, including a majority of the Trustees who are not interested persons of the Trust under the 1940 Act (the “Independent Trustees”), considered, among other things: (i) the nature, extent and quality of Trustmark’s services provided to each Fund and Orleans’ services provided to The Strategic Dividend Fund; (ii) each Fund’s performance compared to its relative index; (iii) the reasonableness of the overall compensation; (iv) Lipper information comparing each Fund’s performance, advisory fee and expense ratio to that of its peer group; (v) Trustmark’s and Orleans’ respective financial information; (vi) any compensation and other possible benefits to Trustmark or Orleans, including soft dollars, arising from its advisory and other relationships with the Trust; and (vii) the extent to which economies of scale would be realized as the Trust grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.

During the course of its deliberations, the Board, including a majority of the Independent Trustees, reached the following conclusions, among others, regarding Trustmark, Orleans and the Contracts: (i) with respect to The Short Term Government Income Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, the Fund’s actual total expense ratios were above their Lipper Peer Group average, and the contractual and actual advisory fees were below their Peer Group average; (ii) with respect to The Intermediate Term Income Fund, that the Fund outperformed its Lipper Peer Group average for the year ended November 30, 2009, the Fund’s actual total expense ratios were above the average for the Lipper Peer Group, the contractual advisory fees were above the Lipper Peer Group average, and the actual advisory fees for the A Shares were below, and for Institutional Shares were above, the Lipper Peer Group average; (iii) with respect to The Strategic Dividend Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, the actual total expense ratios were below the Lipper Peer Group average, and the contractual advisory fee for the Institutional Shares was above, and for the A Shares was below, the Lipper Peer Group average, and its actual advisory fees were below the Lipper Peer Group average; (iv) with respect to The Large Cap Equity Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, the actual total expense ratios for B Shares and Institutional Shares were above, and for the A Shares was below, the Lipper Peer Group average, and the contractual and actual advisory fees for the A and B Shares were below, and for the Institutional Shares was equal to, the Lipper Peer Group average; (v) with respect to The Mid Cap Equity Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, the actual total expense ratio of the A Shares was below, for B Shares was equal to, and for Institutional Shares was above, the Lipper Peer Group average, and the contractual and actual advisory fees for A and B Shares were below, and for Institutional shares were above, the Lipper Peer

Performance Funds Trust
Annual Approval of Investment Advisory and Sub-Advisory Contracts (Unaudited)  (continued)

Group average; (vi) with respect to The Leaders Equity Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, its actual total expense ratios and contractual advisory fees were above the Lipper Peer Group average, and its actual advisory fees were below the Lipper Peer Group average; (vii) with respect to The Money Market Fund, that the Fund underperformed its Lipper Peer Group average for the year ended November 30, 2009, its actual total expense ratios and advisory fees were below the Lipper Peer Group average, and its contractual advisory fee for the A Shares was below, and for the Institutional Shares was above, its Lipper Peer Group average; and (viii) with respect to the U.S. Treasury Money Market Fund, that the Fund had underperformed its Lipper Peer Group average for the year ended November 30, 2009, its actual advisory fee and total expense ratio were below the Lipper Peer Group average, and its contractual advisory fee was above the Lipper Peer Group average.

The Board discussed the other compensation or possible benefits to Trustmark and Orleans, including soft dollars and compensation payable by the Funds to Trustmark’s affiliate for custodian services.

The Board, including all of the Independent Trustees, concluded that the fees payable under the Contracts were fair and reasonable with respect to the services that Trustmark and Orleans provide and in light of the other factors described above that the Board deemed relevant. No single factor was considered in isolation or to be determinative of the decision of the Board to approve the Contracts. Based on the factors considered, the Board, including all of the Independent Trustees, concluded that it was appropriate to renew the Contracts.

Performance Funds Trust
Additional Tax Information (Unaudited)

The table below details distributions designated from long-term capital gains for the following Funds for the fiscal year ended May 31, 2010:

Amount
The Intermediate Term Income Fund	$53,122

For corporate shareholders, the following percentages of the total ordinary income distributions paid by the Funds during the year ended May 31, 2010, qualify for the corporate dividends received deduction:

Dividend Received Deduction
The Strategic Dividend Fund	100.00%
The Large Cap Equity Fund	100.00%

For the year ended May 31, 2010, the following percentages of the total ordinary income distributions paid by the Funds during the year represent qualified dividend income:

Qualified Dividend Income
The Strategic Dividend Fund	100.00%
The Large Cap Equity Fund	100.00%

The Funds designated the following amounts as short term term capital gains distributions as of May 31, 2010:

Amount
The Money Market Fund	$21,100
The U.S. Treasury Money Market Fund	24,028

Performance Funds Trust
Information about Trustees and Officers (Unaudited)

The names of the Trustees, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Trustee and executive officer who is an “interested person” (as defined in the 1940 Act) and each non-interested Trustee are set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-PERFORM (737-3676).

Trustees

Name, Address‡, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee≠	Other Directorships Held by Trustee
Non-Interested Trustees
Joe J. Powell III,* Age: 56	Trustee	Indefinite, 11/02 to present	Founder, Director and President, Maximum Information Technology, Inc., 2000 to present.	8	N/A
Walter P. Neely, Ph.D., CFA* Age: 65	Trustee and Chairman	Indefinite, 5/92 to present	Professor and Consultant, Millsaps College, Jackson, Mississippi, 1980 to present.	8	N/A
Shirley F. Olson, D.B.A.* Age: 63	Trustee	Indefinite, 1/05 to present	Consultant, The Olson Consulting Group LLC, 1997 to present.	8	N/A
Michael L. Allen* Age: 61	Trustee	Indefinite, 4/10 to present	Senior Vice President Wealth Management, PNC Financial Services, 2004 to present.	8	N/A

≠	Fund Complex is comprised of eight (8) Funds.
‡	Each Trustee may be contacted by writing to the Trustee c/o Curtis Barnes, Citi Fund Services, 100 Summer Street, Suite 1500, Boston, MA 02110.
*	Member of the Audit Committee and Nominating and Governance Committee.

Performance Funds Trust
Information about Trustees and Officers (Unaudited) (continued)

Principal Officers

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years**
Teresa Thornhill* Age: 45 1701 Lakeland Drive Jackson, MS 39216	President of the Trust	Indefinite, 8/08 to present	First Vice President, Trustmark National Bank, since 1999.
Curtis Barnes, Age: 56, 100 Summer Street, Suite 1500, Boston, MA 02110	Secretary of the Trust	Indefinite, 5/99 to present	Senior Vice President, Regulatory Administration, Citi Fund Services — since May 1995.
Chris Sabato, Age: 41, 3435 Stelzer Road, Columbus, OH 43219	Treasurer of the Trust	Indefinite, 11/04 to present	Senior Vice President, Treasurer Services, Citi Fund Services — Employee since February 1993.
George Stevens Age: 59, 4041 N. High Street, Columbus, OH 43214	Chief Compliance Officer of the Trust	One year, 9/05 to present	Director, Beacon Hill Fund Services, April 2008 to present; Vice President, Citi Fund Services, September 1996 to March 2008.

*	Ms. Thornhill is deemed to be an “interested person” as defined by the 1940 Act because she is an officer and employee of Trustmark.
**	Each officer may have served in various other capacities for the same organization during the length of time served.

Investment Advisor

Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent

Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor

BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

Custodian

Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm

KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 05/10

Performance Funds Trust
A Family of Mutual Funds

Annual Report
May 31, 2010

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2.  Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3.  Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)  The audit committee financial expert is Walter P. Neely, Joe J. Powell III and Shirley F. Olson, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	2010: $ 84,000	2009: $ 84,000
Audit-Related Fees	2010: $ 29,000	2009: $ 29,000
Tax Fees	2010: $ 31,000	2009: $ 38,600
All Other Fees	2010: $ 0	2009: $ 0

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-approval by the Committee of non-audit services is not required so long as:

(1) (a) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenue paid to the auditor by the Funds during the fiscal year in which the services are provided;

(b) with respect to the Advisor and any Advisor-affiliated service provider, the aggregate of all such non-audit services provided constitutes no more than 5% of all total amount of the revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Advisor and any Advisor-affiliated service provider during the fiscal year in which the services are provided;

(2) such services under (1) above were not recognized by the Funds at the time of the engagement to be non-audit services and such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below)

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2010              0%
2009              0%

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2010           $183,660
2009           $67,600

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Performance Funds Trust

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date 8/2/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Teresa F. Thornhill
Teresa F. Thornhill, President

Date 8/2/10

By (Signature and Title)* /s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date 8/2/10